UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02679

Davis Series, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT


[DAVIS FUNDS LOGO]
OVER 30 YEARS OF RELIABLE INVESTING (REGISTERED)




JUNE 30, 2003




DAVIS OPPORTUNITY FUND

DAVIS FINANCIAL FUND

DAVIS REAL ESTATE FUND

DAVIS APPRECIATION & INCOME FUND

DAVIS GOVERNMENT BOND FUND

DAVIS GOVERNMENT MONEY MARKET FUND


(part of Davis Series Inc.)

                                TABLE OF CONTENTS

Shareholder Letter...........................................................2


Management's Discussion and Analysis:
     Davis Opportunity Fund..................................................3
     Davis Financial Fund....................................................4
     Davis Real Estate Fund..................................................5
     Davis Appreciation & Income Fund........................................6
     Davis Government Bond Fund..............................................7


Schedule of Investments:
     Davis Opportunity Fund.................................................11
     Davis Government Bond Fund.............................................14
     Davis Government Money Market Fund.....................................17
     Davis Financial Fund...................................................19
     Davis Appreciation & Income Fund.......................................21
     Davis Real Estate Fund.................................................24


Statements of Assets and Liabilities........................................27


Statements of Operations....................................................29


Statements of Changes in Net Assets.........................................30


Notes to Financial Statements...............................................32


Financial Highlights:
     Davis Opportunity Fund.................................................44
     Davis Government Bond Fund.............................................48
     Davis Government Money Market Fund.....................................52
     Davis Financial Fund...................................................53
     Davis Appreciation & Income Fund.......................................57
     Davis Real Estate Fund.................................................61


Directors and Officers......................................................65

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, a list of each individual purchase or sale and a new section on performance attribution.

In addition we produce a semi-annual Research Report. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, DavisFunds.com, or by calling 1-800-279-0279.


Sincerely,



/s/ Christopher C. Davis

Christopher C. Davis
President


August 7, 2003

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

EQUITY MARKET ENVIRONMENT

During the six months ended June 30, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index, returned 11.76% and the Wilshire 5000 Index returned 12.91%.(1) This performance reflected a vigorous rally over the last three months. In the first three months, stock prices were depressed by investor apprehension about geopolitical tensions and generally glum economic news. Although the U.S. military campaign in Iraq was brief and successful, economic uncertainty remained. Consumer spending stayed strong, but the job market deteriorated. The broad economy registered anemic growth. In March the market increased, and it continued in a positive trend through the end of June.

DAVIS OPPORTUNITY FUND

PERFORMANCE OVERVIEW

Davis Opportunity Fund's Class A shares delivered a total return on net asset value of 17.34% for the six-month period ended June 30, 2003(2) compared with a return of 12.91% for the Wilshire 5000 Index.(1) The Fund's investment strategy is to seek out growing companies that can be purchased at value prices and held for the long-term. Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by companies with market capitalizations less than $20 billion.

The Fund's largest sector weightings were in media, electronics, and technology. The Fund's holdings in each of the three sectors outperformed the Wilshire 5000 Index and contributed to the Fund's strong performance. The Fund's cash position reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: Monster Worldwide(3), a media company, Applied Materials, an electronics company and McDonald's, a food/beverage and restaurants company. Monster Worldwide increased by 86.19% prior to being sold. Applied Materials increased by 21.57% over the six-month period. McDonald's increased by 52.56% since being added to the portfolio.

The principal detractors from performance were: Duane Reade, a retailing company, Speedway Motorsports, a race track company and Metro Goldwyn Mayer, an entertainment company. Duane Reade decreased by 25.41%, Speedway Motorsports decreased by 15.17% and Metro Goldwyn Mayer decreased by 4.00% prior to being sold.

TOP 10 HOLDINGS AS OF JUNE 30, 2003          % OF NET ASSETS
-----------------------------------          ---------------
AutoNation, Inc.                                  5.36%
AutoZone, Inc.                                    3.95%
Sigma-Aldrich Corp.                               3.95%
Golden West Financial Corp.                       3.41%
Applied Materials, Inc.                           3.24%
Agilent Technologies, Inc.                        3.20%
Altria Group, Inc.                                3.17%
Aramark Corp., Class B                            2.81%
Tyco International Ltd.                           2.73%
Premcor Inc.                                      2.65%

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS FINANCIAL FUND

PERFORMANCE OVERVIEW

Davis Financial Fund's Class A shares delivered a total return on net asset value of 14.11% for the six-month period ended June 30, 2003(2) compared with a return of 11.76% for the Standard & Poor's 500(R) Index.(1) The Fund's investment strategy is to seek out growing financial services companies that can be purchased at value prices and held for the long-term.

The Fund's largest sector weightings were in financial services and property/casualty insurance. Both sectors outperformed the S&P 500(R) Index. The Fund's largest non-financial holdings were in diversified manufacturing and consumer products. Consumer products contributed to the strong Fund performance while diversified manufacturing, though positive, did not perform as well as the Fund as a whole.

The principal holdings contributing to performance were: American Express(3) and Citigroup, both financial services companies, and Everest Re Group, a reinsurance company. Over the six-month period, American Express increased by 18.55%, Citigroup increased by 22.96%, and Everest Re Group increased by 38.74%.

The principal detractors from performance were: State Street Corporation, a banks and savings & loan company, American International Group, a multi-line insurance company and Principal Financial Group, a life insurance company. American International Group decreased by 4.45% over the six-month period. State Street Corporation decreased by 18.57% and Principal Financial Group decreased by 8.50% prior to being sold.

TOP 10 HOLDINGS AS OF JUNE 30, 2003              % OF NET ASSETS
-----------------------------------              ---------------
American Express Co.                                   9.88%
Transatlantic Holdings, Inc.                           9.58%
Tyco International Ltd.                                7.94%
Citigroup Inc.                                         6.77%
Julius Baer Holding Ltd., Class B                      6.00%
Berkshire Hathaway Inc., Class A                       5.25%
Altria Group, Inc.                                     5.24%
Loews Corp.                                            5.08%
Golden West Financial Corp.                            4.89%
American International Group, Inc.                     4.86%

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS REAL ESTATE FUND

PERFORMANCE OVERVIEW

Davis Real Estate Fund's Class A shares delivered a total return on net asset value of 14.56% for the six-month period ended June 30, 2003(2) compared with a return of 13.47% for the Wilshire Real Estate Securities Index.(2) The Fund's investment strategy is to seek out growing real estate companies (principally REITs) that can be purchased at value prices and held for the long-term.

The Fund's largest sector weightings were in office space REITs, and mall REITs. Both the Fund's office space REIT holdings and mall REIT holdings outperformed the Wilshire Real Estate Securities Index. The Fund's cash position reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: Developers Diversified(3), a shopping center REIT, Chelsea Property Group, an outlet centers REIT and General Growth Properties Pfd., a mall REIT. Over the six-month period, Developers Diversified increased by 33.51%, Chelsea Property Group increased by 24.36% and General Growth Properties Pfd. increased by 21.20%.

Only two of the Fund's holdings declined in value. Arden Realty, an office space REIT declined by 4.92% prior to being sold. Equity Residential, an apartment REIT declined by 0.57%.

TOP 10 HOLDINGS AS OF JUNE 30, 2003                            % OF NET ASSETS
-----------------------------------                            ---------------
Centerpoint Properties Trust                                        7.06%
General Growth Properties, 7.25%, 07/15/08, Cum. Conv. Pfd.         6.03%
ProLogis                                                            4.98%
Chelsea Property Group, Inc.                                        4.49%
Developers Diversified Realty Corp.                                 4.34%
Boston Properties, Inc.                                             3.83%
Alexandria Real Estate Equities, Inc.                               3.67%
United Dominion Realty Trust, Inc.                                  3.66%
Liberty Property Trust                                              3.64%
Duke Realty Corp.                                                   3.51%

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS APPRECIATION & INCOME FUND (FORMERLY DAVIS CONVERTIBLE SECURITIES FUND)

PERFORMANCE OVERVIEW

Davis Appreciation & Income Fund's Class A shares delivered a total return on net asset value of 13.54% for the six-month period ended June 30, 2003(2) compared with a return of 11.76% for the Standard & Poor's 500(R) Index.(1) The Fund's investment strategy is to attempt to use stocks, bonds and convertible securities to structure a portfolio which will participate in at least 80% of the increase in the S&P 500 index during market increases and not decline by more than 50% of decrease in the S&P 500 Index during market declines. There can be no assurance that the Fund will actually perform in line with our strategy. There can be no assurance that securities the Fund purchases will increase in value when the S&P 500 Index increases in value, or that they will provide downside protection when the S&P 500 index declines in value.

Most of the Fund's assets were invested in bonds and preferred stock convertible into common stock. The Fund's largest sector weightings were in financial services, mall REITs, and office/industrial REITs. The Fund's financial services holdings and mall REIT holdings outperformed the S&P 500(R) Index. The Fund's office/industrial REIT holdings underperformed the S&P 500 Index. The Fund's cash position reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: AES Conv. Pfd.(3), a utilities company, General Growth Properties Pfd., a mall REIT and Sealed Air Conv. Pfd., an industrial company. AES Conv. Pfd. increased by 145.35%, General Growth Properties Pfd. increased by 21.20% and Sealed Air Conv. Pfd. increased by 22.22% over the six-month period.

The principal detractors from performance were: Waste Connections Conv. Bond, a waste management company, Universal Health Conv. Bond, a pharmaceutical and health care company, and JC Penney Conv. Bond, a retailing company. Over the six-month period Waste Connections Conv. Bond decreased by 10.70%, Universal Health Conv. Bond decreased by 6.95% and JC Penney Conv. Bond decreased by 3.11%.

TOP 10 HOLDINGS AS OF JUNE 30, 2003                         % OF NET ASSETS
-----------------------------------                         ---------------
General Growth Properties,
   7.25%, 07/15/08, Cum. Conv. Pfd.                              7.53%
Kerr-McGee Corp. (Convertible into Devon Energy),
   5.50%, 08/02/04, Conv. Pfd.                                   6.05%
Exchangeable Certificate Corp.
   (Convertible into American Express),
   Ser. 144A Conv., 0.625%, 03/02/05                             5.00%
Sealed Air Corp.,
   $2.00, 04/01/18, Ser. A Cum. Conv. Pfd.                       4.90%
EOP Operating LP, Conv. Sr. Notes,
   7.25%, 11/15/08                                               4.86%
SL Green Realty Corp., 8.00%, 04/15/08, Cum. Conv. Pfd.          4.17%
International Rectifier Corp., Conv. Sub. Notes,
   4.25%, 07/15/07                                               3.87%
School Specialty, Inc., Conv. Sub. Notes,
   6.00%, 08/01/08                                               3.78%
Waste Connections, Inc., Conv. Sub. Notes,
   5.50%, 04/15/06                                               3.25%
American Interantional Group, Inc., Conv. Sr. Notes,
   0.50%, 05/15/07                                               3.14%

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

GOVERNMENT BOND MARKET ENVIRONMENT

Government Bonds rallied in the second quarter amidst lingering questions regarding the strength of the U.S. economy. First-quarter GDP growth was revised down to a slower-than-expected 1.4% annualized rate, and the jobless rate hit 6.4% in June (a 9-year high). However, consumer confidence rose sharply during the second quarter, as major fighting in Iraq ended, and investors began to anticipate improvements in the economy. In May, Congress approved a $350 billion tax cut package, which also helped lift sentiment. The Federal Reserve lowered interest rates in June by 25 basis points, cutting the federal funds rate to 1.00% (the lowest level in 45 years), stating it had yet to see signs of sustainable economic growth.

DAVIS GOVERNMENT BOND FUND

PERFORMANCE OVERVIEW

Davis Government Bond Fund's Class A shares delivered a total return on net asset value of 1.57% for the six-month period ended June 30, 2003(2) compared with a return of 2.39% for the Lehman Brothers Intermediate Term U.S. Treasury Securities Index.(1) The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

The Fund's largest sector weighting was mortgage-backed securities, with lesser investments in agency bonds and direct treasury bonds. This large commitment to mortgage-backed securities hurt the Fund's relative performance as both the agency bond market and direct treasury bond market outperformed the mortgage-backed security market over the six-month period.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series prospectus, which contains more information about risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk and
(5) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) headline risk, (4) selection risk and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, (5) selection risk, (6) focused portfolio risk and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) headline risk and (5) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Government Bond Fund's investment objective investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Government Bond Fund is interest rate risk, consisting of both: (1) price volatility risk and (2) extension and prepayment risk. See the prospectus for a full description of each risk.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Wilshire 5000 is a broad measure of the entire U.S. stock market.

III. Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

IV. The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is a recognized unmanaged index of U.S. Government Securities performance.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for Class A shares for the periods ended June 30, 2003. Returns for other classes of shares will vary from the following returns.

(without a 4.75% sales charge taken into consideration)

------------------------------------------------------------------------------------------
FUND NAME                        1 YEAR      5 YEARS      10 YEARS        INCEPTION
------------------------------------------------------------------------------------------
Davis Opportunity*                8.19%       5.54%          N/A       13.76% - 12/01/94
------------------------------------------------------------------------------------------
Davis Financial                   2.83%       2.13%         13.81%     16.54% - 05/01/91
------------------------------------------------------------------------------------------
Davis Real Estate                 8.13%       5.98%          N/A       11.24% - 01/03/94
------------------------------------------------------------------------------------------
Davis Appreciation & Income       9.84%       2.59%          9.06%     10.25% - 05/01/92
------------------------------------------------------------------------------------------
Davis Government Bond             6.19%       5.14%          N/A        6.02% - 12/01/94
------------------------------------------------------------------------------------------

(with a 4.75% sales charge taken into consideration)

-------------------------------------------------------------------------------------------
FUND NAME                        1 YEAR      5 YEARS      10 YEARS        INCEPTION
-------------------------------------------------------------------------------------------
Davis Opportunity*                3.02%       4.51%          N/A      13.11% - 12/01/94
-------------------------------------------------------------------------------------------
Davis Financial                  (2.06)%      1.14%         13.26%    16.08% - 05/01/91
-------------------------------------------------------------------------------------------
Davis Real Estate                 2.98%       4.96%          N/A      10.67% - 01/03/94
-------------------------------------------------------------------------------------------
Davis Appreciation & Income       4.61%       1.60%          8.53%     9.77% - 05/01/92
-------------------------------------------------------------------------------------------
Davis Government Bond             1.12%       4.13%          N/A       5.42% - 12/01/94
-------------------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

* In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund's holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS OPPORTUNITY FUND

                                                                                                     VALUE
SHARES                                           SECURITY                                          (NOTE 1)
==============================================================================================================
COMMON STOCK - (89.45%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (5.81%)
       134,000  Bank One Corp. ................................................................  $   4,982,120
       109,000  Golden West Financial Corp. ...................................................      8,721,090
        96,300  HSBC Holdings PLC..............................................................      1,139,688
                                                                                                 -------------
                                                                                                    14,842,898
                                                                                                 -------------
   BUSINESS SERVICES - (0.77%)
        47,500  D&B Corp.*.....................................................................      1,952,250
                                                                                                 -------------
   CHEMICALS - (3.95%)
       186,000  Sigma-Aldrich Corp. ...........................................................     10,086,780
                                                                                                 -------------
   CONSUMER PRODUCTS - (3.17%)
       178,000  Altria Group, Inc. ............................................................      8,088,320
                                                                                                 -------------
   DISTRIBUTORS - (2.81%)
       320,000  Aramark Corp., Class B*........................................................      7,174,400
                                                                                                 -------------
   DIVERSIFIED - (1.65%)
        93,000  Groupe Bruxelles Lambert S.A. .................................................      4,214,747
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (2.73%)
       367,500  Tyco International Ltd. .......................................................      6,975,150
                                                                                                 -------------
   ELECTRONICS - (10.90%)
     1,438,000  Agere Systems Inc., Class A*...................................................      3,350,540
       417,900  Agilent Technologies, Inc.*....................................................      8,169,945
       522,000  Applied Materials, Inc.*.......................................................      8,278,920
       117,647  LogicVision, Inc.*.............................................................        345,882
        40,000  Molex Inc. ....................................................................      1,079,800
       266,420  Taiwan Semiconductor Manufacturing Co. Ltd.*...................................        438,773
       611,700  Taiwan Semiconductor Manufacturing Co. Ltd., ADR*..............................      6,165,936
                                                                                                 -------------
                                                                                                    27,829,796
                                                                                                 -------------
   EMPLOYEE STAFFING - (0.46%)
        61,687  Hudson Highland Group, Inc.*...................................................      1,164,651
                                                                                                 -------------
   ENERGY - (6.55%)
       320,000  Calpine Corp.*.................................................................      2,112,000
       118,500  EOG Resources, Inc. ...........................................................      4,958,040
        96,000  PetroChina Co. Ltd., ADR.......................................................      2,899,200
       314,000  Premcor Inc.*..................................................................      6,766,700
                                                                                                 -------------
                                                                                                    16,735,940
                                                                                                 -------------
   FINANCIAL SERVICES - (0.36%)
       100,000  Providian Financial Corp.*.....................................................        926,000
                                                                                                 -------------
   FOOD/BEVERAGE & RESTAURANT - (3.33%)
        40,000  Diageo PLC, ADR................................................................      1,750,400
       186,000  McDonald's Corp. ..............................................................      4,103,160
        94,500  Papa John's International, Inc.*...............................................      2,643,638
                                                                                                 -------------
                                                                                                     8,497,198
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS OPPORTUNITY FUND - CONTINUED

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   HOTELS & MOTELS - (1.20%)
        80,000  Marriott International, Inc., Class A..........................................  $   3,073,600
                                                                                                 -------------
   INDUSTRIAL - (1.87%)
       100,000  Sealed Air Corp.*..............................................................      4,766,000
                                                                                                 -------------
   INFORMATION/INFORMATION PROCESSING - (2.27%)
        70,000  Automatic Data Processing, Inc. ...............................................      2,370,200
       131,700  Equifax Inc. ..................................................................      3,424,200
                                                                                                 -------------
                                                                                                     5,794,400
                                                                                                 -------------
   INVESTMENT FIRMS - (0.37%)
         3,850  Julius Baer Holding Ltd., Class B..............................................        945,694
                                                                                                 -------------
   LIFE INSURANCE - (1.00%)
        83,000  AFLAC Inc. ....................................................................      2,552,250
                                                                                                 -------------
   MEDIA - (7.18%)
       196,600  Belo Corp., Class A............................................................      4,395,976
       139,000  Lagardere S.C.A. ..............................................................      6,051,639
        55,000  LIN TV Corp., Class A*.........................................................      1,295,250
       840,000  WPP Group PLC..................................................................      6,595,074
                                                                                                 -------------
                                                                                                    18,337,939
                                                                                                 -------------
   MEDICAL INSTRUMENTS - (2.36%)
       301,000  Apogent Technologies Inc.*.....................................................      6,020,000
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (3.49%)
            63  Berkshire Hathaway Inc., Class A*..............................................      4,567,500
        60,000  Cincinnati Financial Corp. ....................................................      2,225,100
        50,000  FPIC Insurance Group, Inc.*....................................................        695,750
         5,600  Markel Corp.*..................................................................      1,433,600
                                                                                                 -------------
                                                                                                     8,921,950
                                                                                                 -------------
   REINSURANCE - (3.57%)
        42,000  Everest Re Group, Ltd. ........................................................      3,213,000
        85,500  Transatlantic Holdings, Inc. ..................................................      5,912,325
                                                                                                 -------------
                                                                                                     9,125,325
                                                                                                 -------------
   RETAILING - (13.36%)
       870,000  AutoNation, Inc.*..............................................................     13,676,400
       132,800  AutoZone, Inc.*................................................................     10,088,816
       120,000  Costco Wholesale Corp.*........................................................      4,391,400
       180,000  Home Depot, Inc. ..............................................................      5,961,600
                                                                                                 -------------
                                                                                                    34,118,216
                                                                                                 -------------
   TECHNOLOGY - (7.22%)
        26,000  Advent Software, Inc.* ........................................................        439,400
       220,000  BMC Software, Inc.*............................................................      3,592,600
       740,000  Compal Electronics Inc. .......................................................        992,083
        37,000  Lexmark International, Inc.*...................................................      2,618,490
       168,000  Microsoft Corp. ...............................................................      4,303,320

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS OPPORTUNITY FUND - CONTINUED

                                                                                                      VALUE
SHARES/PRINCIPAL                                 SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   TECHNOLOGY - CONTINUED
        63,500  SAP AG, ADR.................................................................... $    1,855,470
       363,000  Sun Microsystems, Inc.*........................................................      1,667,985
        68,000  Symantec Corp.*................................................................      2,979,420
                                                                                                --------------
                                                                                                    18,448,768
                                                                                                --------------
   TELECOMMUNICATIONS - (3.07%)
       320,000  AT&T Wireless Services Inc.*...................................................      2,627,200
     1,312,000  Covad Communications Group, Inc.*..............................................      1,318,560
        60,000  IDT Corp., Class B*............................................................      1,056,000
       301,000  Motorola, Inc. ................................................................      2,838,430
                                                                                                --------------
                                                                                                     7,840,190
                                                                                                --------------

                           Total Common Stock - (identified cost $197,818,524)  ...............    228,432,462
                                                                                                --------------

SHORT TERM INVESTMENTS - (8.17%)

$    6,823,000  Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
                  07/01/03, dated 06/30/03, repurchase value of $6,823,241
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $6,959,460)...............................................      6,823,000
     8,718,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
                  07/01/03, dated 06/30/03, repurchase value of $8,718,308
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $8,892,360)...............................................      8,718,000
     5,328,000  UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
                  07/01/03, dated 06/30/03, repurchase value of $5,328,175
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $5,434,560)...............................................      5,328,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $20,869,000)........     20,869,000
                                                                                                --------------

                Total Investments - (97.62%) - (identified cost $218,687,524) - (a)............    249,301,462
                Other Assets Less Liabilities - (2.38%)........................................      6,077,014
                                                                                                --------------
                           Net Assets - (100%)................................................. $  255,378,476
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $218,687,524. At June 30,
2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
                Unrealized appreciation........................................................ $   44,822,282
                Unrealized depreciation.......................................................     (14,208,344)
                                                                                                --------------
                           Net unrealized appreciation......................................... $   30,613,938
                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS GOVERNMENT BOND FUND

                                                                                                      VALUE
PRINCIPAL                                                                                           (NOTE 1)
==============================================================================================================
MORTGAGES - (53.82%)

   FANNIE MAE POOLS - (23.44%)
$    3,274,762    6.00%, 10/01/16 Pool No. 615235..............................................  $   3,420,096
     1,484,587    5.00%, 09/01/17 Pool No. 647396..............................................      1,535,286
     2,603,608    5.00%, 10/01/17 Pool No. 661813..............................................      2,692,521
     2,672,463    5.00%, 10/01/17 Pool No. 668039..............................................      2,763,728
     6,400,000    4.50%, 06/01/18 Pool No. 722795..............................................      6,540,416
       966,663    7.50%, 10/01/29 Pool No. 514131..............................................      1,029,032
       638,852    6.50%, 05/01/31 Pool No. 578867..............................................        666,297
     4,899,215    6.50%, 06/01/31 Pool No. 589340..............................................      5,109,686
     1,684,694    6.00%, 09/01/31 Pool No. 592248..............................................      1,751,762
     1,310,503    6.50%, 03/01/32 Pool No. 634487..............................................      1,366,802
       939,711    7.50%, 03/01/32 Pool No. 545546..............................................        998,875
     3,486,007    6.00%, 10/01/32 Pool No. 667338..............................................      3,624,785
     3,441,102    6.00%, 11/01/32 Pool No. 545998..............................................      3,578,093
     4,771,801    5.50%, 02/01/33 Pool No. 689627..............................................      4,941,295
                                                                                                 -------------
                           Total FANNIE MAE - (identified cost $39,533,098)....................     40,018,674
                                                                                                 -------------

   FREDDIE MAC POOLS - (20.55%)
       450,781    5.50%, 03/01/16 Pool No. E00960..............................................        470,070
     3,950,570    6.00%, 10/01/16 Pool No. E01054..............................................      4,109,817
     3,092,897    6.00%, 11/01/16 Pool No. E86208..............................................      3,217,571
     3,506,316    5.00%, 10/01/17 Pool No. E91955..............................................      3,623,847
     1,053,882    6.50%, 06/01/31 Pool No. C53007..............................................      1,096,522
       630,134    6.50%, 08/01/31 Pool No. C55652..............................................        655,629
     2,790,463    6.00%, 01/01/32 Pool No. C62854..............................................      2,895,468
     4,140,468    7.00%, 06/01/32 Pool No. C68162..............................................      4,343,517
     1,346,393    6.50%, 07/01/32 Pool No. C68657..............................................      1,400,868
     3,227,499    6.50%, 08/01/32 Pool No. C69739..............................................      3,358,084
     4,646,442    5.50%, 02/01/33 Pool No. C76913..............................................      4,802,794
     4,938,137    5.50%, 02/01/33 Pool No. C77918..............................................      5,104,306
                                                                                                 -------------
                           Total FREDDIE MAC - (identified cost $34,825,394)...................     35,078,493
                                                                                                 -------------

   GINNIE MAE POOLS - (9.83%)
     1,728,194    6.00%, 11/15/16 Pool No. 538265..............................................      1,816,229
     4,739,129    5.50%, 11/15/32 Pool No. 589533..............................................      4,947,461
     4,566,369    6.00%, 02/15/33 Pool No. 607650..............................................      4,785,920
     4,984,937    6.00%, 03/15/33 Pool No. 553126..............................................      5,224,612
                                                                                                 -------------
                           Total GINNIE MAE - (identified cost $16,723,710)....................     16,774,222
                                                                                                 -------------

                                           Total Mortgages - (identified cost $91,082,202).....     91,871,389
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS GOVERNMENT BOND FUND - CONTINUED

                                                                                                      VALUE
PRINCIPAL                                                                                           (NOTE 1)
==============================================================================================================
U.S. TREASURY BONDS - (11.26%)
$    5,000,000    Interest-Only Strip, 4.49%, 02/15/13 (b).....................................  $   3,464,850
     5,500,000    Principal-Only Strip, 4.18%, 05/15/17 (b)....................................      2,973,410
    10,000,000    Principal-Only Strip, 4.43%, 08/15/19 (b)....................................      4,684,400
     1,300,000    Principal-Only Strip, 5.40%, 11/15/27 (b)....................................        384,514
     2,600,000    7.50%, 11/15/16..............................................................      3,533,166
       500,000    6.00%, 02/15/26..............................................................        598,125
     2,750,000    6.75%, 08/15/26..............................................................      3,586,165
                                                                                                 -------------
                            Total U.S. Treasury Bonds - (identified cost $19,107,102)..........     19,224,630
                                                                                                 -------------

U.S. TREASURY NOTES - (14.95%)
     3,200,000    6.875%, 05/15/06.............................................................      3,668,512
    10,000,000    7.00%, 07/15/06..............................................................     11,556,200
     2,500,000    6.50%, 10/15/06..............................................................      2,872,650
     4,500,000    4.75%, 11/15/08..............................................................      4,989,375
     2,000,000    6.50%, 02/15/10..............................................................      2,428,120
                                                                                                 -------------
                           Total U.S. Treasury Notes - (identified cost $25,123,321)...........     25,514,857
                                                                                                 -------------

GOVERNMENT AGENCY NOTES - (12.04%)
     5,000,000    Fannie Mae, 4.375%, 10/15/06.................................................      5,379,400
     5,000,000    Fannie Mae, 5.00%, 01/20/07..................................................      5,093,950
       800,000    Fannie Mae, 6.375%, 06/15/09.................................................        944,928
     3,500,000    Federal Home Loan Bank, 7.25%, 02/15/07......................................      4,125,450
     1,000,000    Freddie Mac, 3.15%, 09/02/05.................................................      1,003,150
     3,900,000    Freddie Mac, 4.375%, 02/04/10................................................      3,998,280
                                                                                                 -------------
                           Total Government Agency Notes - (identified cost $20,129,538).......     20,545,158
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS GOVERNMENT BOND FUND - CONTINUED

                                                                                                      VALUE
PRINCIPAL                                                                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (7.75%)

$    4,324,000    Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
                    07/01/03, dated 06/30/03, repurchase value of $4,324,153
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $4,410,480).............................................  $   4,324,000
     5,524,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
                    07/01/03, dated 06/30/03, repurchase value of $5,524,195
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $5,634,480).............................................      5,524,000
     3,376,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
                    07/01/03, dated 06/30/03, repurchase value of $3,376,111
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $3,443,520).............................................      3,376,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $13,224,000)........     13,224,000
                                                                                                 -------------

                  Total Investments - (99.82%) - (identified cost $168,666,163) - (a)..........    170,380,034
                  Other Assets Less Liabilities - (0.18%)......................................        299,011
                                                                                                 -------------
                           Net Assets - (100%) ................................................  $ 170,679,045
                                                                                                 =============

(a) Aggregate cost for Federal Income Tax purposes is $168,666,163. At June 30,
2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $   2,258,109
                  Unrealized depreciation......................................................       (544,238)
                                                                                                 -------------
                           Net unrealized appreciation.........................................  $   1,713,871
                                                                                                 =============

(b) Zero coupon bonds reflect effective yield on the date of purchase.





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND

                                                                                                      VALUE
PRINCIPAL                                                                                           (NOTE 1)
==============================================================================================================
FANNIE MAE - (20.07%)
$   13,000,000    1.18%, 07/07/03..............................................................  $  12,997,443
     9,000,000    1.15%, 07/25/03..............................................................      8,993,100
    10,555,000    4.00%, 08/15/03..............................................................     10,587,802
    10,000,000    1.08%, 08/25/03..............................................................      9,983,500
     2,300,000    1.075%, 09/03/03.............................................................      2,295,604
    35,000,000    0.87%, 09/24/03..............................................................     34,928,104
       420,000    5.33%, 10/20/03..............................................................        424,429
     1,310,000    3.125%, 11/15/03.............................................................      1,315,775
    38,500,000    1.053%, 03/11/04 (b).........................................................     38,500,605
     5,000,000    1.45%, 05/14/04..............................................................      5,000,000
                                                                                                 -------------
                           Total FANNIE MAE - (identified cost $125,026,362)...................    125,026,362
                                                                                                 -------------

FARMER MAC - (1.62%)
    10,097,000    1.07%, 09/10/03 - (identified cost $10,075,693)..............................     10,075,693
                                                                                                 -------------

FEDERAL FARM CREDIT BANK - (8.26%)
     3,450,000    4.25%, 07/01/03..............................................................      3,450,000
    20,000,000    1.19%, 10/03/03 (b)..........................................................     19,998,197
    15,000,000    1.126%, 11/12/03 (b).........................................................     14,999,449
    13,000,000    0.91%, 12/17/03 (b)..........................................................     12,997,830
                                                                                                 -------------
                           Total Federal Farm Credit Bank - (identified cost $51,445,476)......     51,445,476
                                                                                                 -------------

FEDERAL HOME LOAN BANK - (17.58%)
    31,000,000    4.50%, 07/07/03..............................................................     31,016,288
    10,000,000    1.14%, 07/30/03..............................................................      9,990,817
    13,000,000    1.14%, 08/06/03..............................................................     12,985,180
     5,690,000    4.125%, 08/15/03.............................................................      5,705,975
       500,000    6.875%, 08/15/03.............................................................        503,457
     7,700,000    5.63%, 09/02/03..............................................................      7,751,190
     6,000,000    5.125%, 09/15/03.............................................................      6,042,409
     3,500,000    1.075%, 09/19/03.............................................................      3,491,639
     3,000,000    1.11%, 12/04/03 (b)..........................................................      2,999,527
     2,000,000    0.935%, 12/29/03 (b).........................................................      1,999,358
    27,000,000    1.36%, 03/05/04..............................................................     27,005,046
                                                                                                 -------------
                           Total Federal Home Loan Bank - (identified cost $109,490,886).......    109,490,886
                                                                                                 -------------

FREDDIE MAC - (1.85%)
    11,000,000    5.75%, 07/15/03..............................................................     11,019,365
       500,000    1.22%, 09/12/03..............................................................        498,763
                                                                                                 -------------
                           Total FREDDIE MAC - (identified cost $11,518,128)...................     11,518,128
                                                                                                 -------------

SALLIE MAE - (3.78%)
    23,000,000    0.89%, 08/21/03 (b)..........................................................     22,999,922
       530,000    1.22%, 09/16/03..............................................................        528,617
                                                                                                 -------------
                           Total SALLIE MAE - (identified cost $23,528,539)....................     23,528,539
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND - CONTINUED

                                                                                                     VALUE
PRINCIPAL                                                                                           (NOTE 1)
==============================================================================================================
REPURCHASE AGREEMENTS - (43.40%)

$    88,381,000   Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
                    07/01/03, dated 06/30/03, repurchase value of $88,384,118
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $90,148,620)............................................ $   88,381,000
    112,920,000   Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
                    07/01/03, dated 06/30/03, repurchase value of $112,923,984
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $115,178,400)...........................................    112,920,000
     69,006,000   UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
                    07/01/03, dated 06/30/03, repurchase value of $69,008,262
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $70,386,120)............................................     69,006,000
                                                                                                --------------

                           Total Repurchase Agreements - (identified cost $270,307,000)........    270,307,000
                                                                                                --------------

                  Total Investments - (96.56%) - (identified cost $601,392,084) - (a)..........    601,392,084
                  Other Assets Less Liabilities - (3.44%)......................................     21,444,241
                                                                                                --------------
                           Net Assets - (100%)................................................. $  622,836,325
                                                                                                ==============

(a)  Aggregate cost for Federal Income Tax Purposes is $601,392,084.

(b) The interest rates on floating rate securities, shown as of June 30, 2003, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, bases on the reset dates of the securities' variable rates.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS FINANCIAL FUND

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (104.61%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.50%)
       608,000    Bank One Corp. ..............................................................  $  22,605,440
        90,000    Fifth Third Bancorp..........................................................      5,162,400
       503,700    Golden West Financial Corp. .................................................     40,301,037
     2,645,912    HSBC Holdings PLC............................................................     31,313,758
       515,264    Lloyds TSB Group PLC.........................................................      3,664,354
                                                                                                 -------------
                                                                                                   103,046,989
                                                                                                 -------------
   BUSINESS SERVICES - (4.47%)
       897,750    D&B Corp.*...................................................................     36,897,525
                                                                                                 -------------
   CONSUMER PRODUCTS - (5.24%)
       950,000    Altria Group, Inc. ..........................................................     43,168,000
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (7.94%)
     3,450,000    Tyco International Ltd. .....................................................     65,481,000
                                                                                                 -------------
   FINANCIAL SERVICES - (29.23%)
     1,949,000    American Express Co. ........................................................     81,487,690
       337,500    Charles Schwab Corp. ........................................................      3,405,375
     1,303,333    Citigroup Inc. ..............................................................     55,782,652
       395,500    H&R Block, Inc. .............................................................     17,105,375
       886,200    Loews Corp. .................................................................     41,908,398
       556,300    Moody's Corp. ..............................................................      29,322,573
     1,295,000    Providian Financial Corp.*...................................................     11,991,700
                                                                                                 -------------
                                                                                                   241,003,763
                                                                                                 -------------
   INDUSTRIAL - (3.81%)
       659,000    Sealed Air Corp.*............................................................     31,407,940
                                                                                                 -------------
   INSURANCE BROKERS - (2.00%)
       684,100    Aon Corp. ...................................................................     16,473,128
                                                                                                 -------------
   INVESTMENT FIRMS - (6.00%)
       201,244    Julius Baer Holding Ltd., Class B............................................     49,432,530
                                                                                                 -------------
   MULTI-LINE INSURANCE - (4.86%)
       726,796    American International Group, Inc. ..........................................     40,104,603
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (15.46%)
           597    Berkshire Hathaway Inc., Class A*............................................     43,282,500
       922,500    Cincinnati Financial Corp....................................................     34,210,913
       337,300    FPIC Insurance Group, Inc.*..................................................      4,693,530
        88,200    Markel Corp.*................................................................     22,579,200
       311,000    Progressive Corp. (Ohio).....................................................     22,734,100
                                                                                                 -------------
                                                                                                   127,500,243
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS FINANCIAL FUND - CONTINUED

                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK  - CONTINUED

   REINSURANCE - (13.10%)
       378,600    Everest Re Group, Ltd. ......................................................  $  28,962,900
     1,142,550    Transatlantic Holdings, Inc. ................................................     79,007,333
                                                                                                 -------------
                                                                                                   107,970,233
                                                                                                 -------------

                           Total Common Stock - (identified cost $688,816,558).................    862,485,954
                                                                                                 -------------

                  Total Investments - (104.61%) - (identified cost $688,816,558) - (a).........    862,485,954
                  Liabilities Less Other Assets - (4.61%)......................................    (38,002,426)
                                                                                                 -------------
                           Net Assets - (100%) ...............................................   $ 824,483,528
                                                                                                 =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $691,619,167. At June 30, 2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $ 232,467,334
                  Unrealized depreciation......................................................    (61,600,547)
                                                                                                 -------------
                           Net unrealized appreciation.........................................  $ 170,866,787
                                                                                                 =============









SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS APPRECIATION & INCOME FUND

                                                                                                      VALUE
SHARES/PRINCIPAL                                SECURITY                                            (NOTE 1)
==============================================================================================================
CONVERTIBLE PREFERRED STOCK - (31.93%)

   AIRLINES - (1.23%)
        98,700    Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd. .....  $   2,566,200
                                                                                                 -------------
   ENERGY - (6.05%)
       264,200    Kerr-McGee Corp. (Convertible into Devon Energy),
                        5.50%, 08/02/04, Conv. Pfd. ...........................................     12,581,204
                                                                                                 -------------
   FINANCIAL SERVICES - (1.51%)
        90,000    Household International, Inc., 8.875%, 02/15/06, Adjustable
                     Conversion-Rate Equity Security Cum. Conv. Pfd. ..........................      3,142,800
                                                                                                 -------------
   INDUSTRIAL - (4.90%)
      199,000Sealed Air Corp., $2.00, 04/01/18, Ser. A Cum. Conv. Pfd. ........................     10,198,750
                                                                                                 -------------
   MALLS (REITS) - (7.53%)
       400,000    General Growth Properties, 7.25%, 07/15/08, Cum. Conv. Pfd. .................     15,678,000
                                                                                                 -------------
   OFFICE/INDUSTRIAL (REITS) - (4.17%)
       240,000    SL Green Realty Corp., 8.00%, 04/15/08, Cum. Conv. Pfd. .....................      8,670,000
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (0.92%)
        80,000    Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd. ..............      1,920,000
                                                                                                 -------------
   RENTAL AUTO/EQUIPMENT - (2.86%)
       155,500    United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd. .........................      5,947,875
                                                                                                 -------------
   UTILITIES - (2.76%)
      169,000AES Trust III, 6.75%, 10/15/29, Conv. Pfd. .......................................      5,744,310
                                                                                                 -------------

                           Total Convertible Preferred Stock - (identified cost $51,188,527)...     66,449,139
                                                                                                 -------------
CONVERTIBLE BONDS - (43.25%)

   BUILDING MATERIALS - (1.24%)
$    5,800,000    Masco Corp., Conv. Sr. Notes, Zero Cpn., 2.93%, 07/20/31 (c)(d)..............      2,581,000
                                                                                                 -------------
   COMMERCIAL SERVICES - (1.18%)
     3,000,000    Quanta Services, Inc., Conv. Sub. Notes, 4.00%, 07/01/07.....................      2,467,500
                                                                                                 -------------
   EDUCATION - (3.78%)
     6,665,000    School Specialty, Inc., Conv. Sub. Notes, 6.00%, 08/01/08....................      7,864,700
                                                                                                 -------------
   ELECTRONICS - (4.70%)
     1,800,000    Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08...............      1,743,750
     8,220,000    International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07.............      8,045,325
                                                                                                 -------------
                                                                                                     9,789,075
                                                                                                 -------------
   FINANCIAL SERVICES - (11.02%)
    10,600,000    Exchangeable Certificate Corp. (Convertible into American Express),
                         Ser. 144A Conv., 0.625%, 03/02/05 (b).................................     10,414,500
     6,360,000    NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06............................      6,296,400
    14,200,000    Providian Financial Corp., Conv. Notes, Zero Cpn., 6.58%, 02/15/21 (c)(d)....      6,212,500
                                                                                                 -------------
                                                                                                    22,923,400
                                                                                                 -------------
   GAMING/LOTTERY - (1.83%)
   2,600,000      GTECH Holdings Corp., Conv. Sr. Sub., 1.75%, 12/15/21........................      3,802,500
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - CONTINUED

                                                                                                      VALUE
PRINCIPAL /SHARES                                SECURITY                                           (NOTE 1)
==============================================================================================================
CONVERTIBLE BONDS - CONTINUED

   MULTI-LINE INSURANCE - (3.93%)
$    2,500,000    American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
                      11/09/31 (c)(d)..........................................................  $   1,643,750
     6,895,000    American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07.........      6,533,012
                                                                                                 -------------
                                                                                                     8,176,762
                                                                                                 -------------
   PHARMACEUTICAL AND HEALTH CARE - (3.10%)
     2,600,000    ICN Pharmaceuticals, Inc., Conv. Sub. Notes, 6.50%, 07/15/08.................      2,587,000
     6,500,000    Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20................      3,859,375
                                                                                                 -------------
                                                                                                     6,446,375
                                                                                                 -------------
   REAL ESTATE DEVELOPMENT - (4.86%)
     9,500,000    EOP Operating LP, Conv. Sr. Notes, 7.25%, 11/15/08...........................     10,105,625
                                                                                                 -------------
   RETAILING - (2.07%)
     2,800,000    Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
                      08/19/17 (c)(d)..........................................................      2,348,500
     2,000,000    J. C. Penney Co., Inc., Conv. Sub. Notes, 5.00%, 10/15/08....................      1,957,500
                                                                                                 -------------
                                                                                                     4,306,000
                                                                                                 -------------
   TELECOMMUNICATIONS - (2.29%)
    10,268,000    United States Cellular Corp., Conv. Notes, Zero Cpn., 6.99%,
                      06/15/15 (c)(d)..........................................................      4,761,785
                                                                                                 -------------
   WASTE MANAGEMENT - (3.25%)
     6,150,000    Waste Connections, Inc., Conv. Sub. Notes, 5.50%, 04/15/06...................      6,765,000
                                                                                                 -------------

                           Total Convertible Bonds - (identified cost $85,354,971).............     89,989,722
                                                                                                 -------------
COMMON STOCK - (12.52%)

   DIVERSIFIED FINANCIAL SERVICES - (2.29%)
      111,500     Citigroup Inc. ..............................................................      4,772,200
                                                                                                 -------------
   DIVERSIFIED (REITS) - (2.62%)
      124,976     Vornado Realty Trust.........................................................      5,448,954
                                                                                                 -------------
   MEDIA - (2.21%)
       152,218    News Corp. Ltd., ADR.........................................................      4,607,639
                                                                                                 -------------
   MORTGAGE (REITS) - (1.21%)
       101,800    Thornburg Mortgage, Inc. ....................................................      2,514,460
                                                                                                 -------------
   OFFICE /INDUSTRIAL (REITS) - (2.40%)
        81,556    Centerpoint Properties Trust.................................................      4,995,305
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (0.34%)
        33,333    Mid-Atlantic Realty Trust....................................................        697,993
                                                                                                 -------------
   TECHNOLOGY - (1.45%)
       103,000    SAP AG-ADR...................................................................      3,009,660
                                                                                                 -------------

                           Total Common Stock - (identified cost $18,396,465)..................     26,046,211
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - CONTINUED

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                            (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (11.74%)

$    7,988,000    Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
                   07/01/03, dated 06/30/03, repurchase value of $7,988,282
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $8,147,760)..............................................  $   7,988,000
    10,206,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
                   07/01/03, dated 06/30/03, repurchase value of $10,206,360
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $10,410,120).............................................     10,206,000
     6,237,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
                   07/01/03, dated 06/30/03, repurchase value of $6,237,204
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $6,361,740)..............................................      6,237,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $24,431,000)........     24,431,000
                                                                                                 -------------


                  Total Investments - (99.44%) - (identified cost $179,370,963) - (a)..........    206,916,072
                  Other Assets Less Liabilities - (0.56%)......................................      1,173,806
                                                                                                 -------------
                           Net Assets - (100%) ...............................................   $ 208,089,878
                                                                                                 =============

(a) Aggregate cost for Federal Income Tax purposes is $179,370,963. At June 30, 2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $  29,483,807
                  Unrealized depreciation......................................................     (1,938,698)
                                                                                                 -------------
                           Net unrealized appreciation.........................................  $  27,545,109
                                                                                                 =============

(b) These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $10,414,500, or 5.00% of the Fund's net assets, as of June 30, 2003.

(c) As of June 30, 2003 zero coupon bonds represented $17,547,535 or 8.43% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d) Zero coupon bonds reflect effective yield on the date of purchase.





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS REAL ESTATE FUND

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (85.28%)

   APARTMENTS (REITS) - (11.81%)
       256,568    Archstone-Smith Trust........................................................  $   6,157,632
       199,570    Avalonbay Communities, Inc. .................................................      8,509,665
         1,033    Equity Residential...........................................................         26,822
        76,133    Essex Property Trust, Inc. ..................................................      4,358,614
       241,249    Home Properties of New York, Inc. ...........................................      8,501,615
       717,821    United Dominion Realty Trust, Inc. ..........................................     12,360,878
                                                                                                 -------------
                                                                                                    39,915,226
                                                                                                 -------------

   DIVERSIFIED - (3.56%)
       332,599    Catellus Development Corp.*..................................................      7,317,178
       113,442    Forest City Enterprises, Inc., Class A.......................................      4,702,171
                                                                                                 -------------
                                                                                                    12,019,349
                                                                                                 -------------
   DIVERSIFIED (REITS) - (10.65%)
       430,873    Duke Realty Corp. ...........................................................     11,870,551
       355,082    Liberty Property Trust.......................................................     12,285,837
       270,962    Vornado Realty Trust.........................................................     11,813,943
                                                                                                 -------------
                                                                                                    35,970,331
                                                                                                 -------------
   FORESTRY (REITS) - (3.00%)
       390,098    Plum Creek Timber Co., Inc. .................................................     10,123,043
                                                                                                 -------------
   HOTELS & LODGING - (1.17%)
       137,894    Starwood Hotels & Resorts Worldwide, Inc. ...................................      3,942,389
                                                                                                 -------------
   INDUSTRIAL (REITS) - (13.11%)
       389,127    Centerpoint Properties Trust ................................................     23,834,029
       114,738    First Industrial Realty Trust, Inc. .........................................      3,625,721
       615,992    ProLogis.....................................................................     16,816,582
                                                                                                 -------------
                                                                                                    44,276,332
                                                                                                 -------------
   MALLS (REITS) - (11.30%)
       267,400    CBL & Associates Properties, Inc. ...........................................     11,498,200
       116,064    General Growth Properties, Inc. .............................................      7,247,036
       209,779    Rouse Co. ...................................................................      7,992,580
       293,453    Simon Property Group, Inc. ..................................................     11,453,471
                                                                                                 -------------
                                                                                                    38,191,287
                                                                                                 -------------
   OFFICE SPACE (REITS) - (16.03%)
       275,313    Alexandria Real Estate Equities, Inc. .......................................     12,389,085
       295,542    Boston Properties, Inc. .....................................................     12,944,740
       358,356    CarrAmerica Realty Corp. ....................................................      9,965,880
       226,138    Corporate Office Properties Trust............................................      3,828,516
       353,630    Equity Office Properties Trust...............................................      9,551,546
       123,919    Parkway Properties, Inc. ....................................................      5,210,794
         7,654    SL Green Realty Corp. .......................................................        267,048
                                                                                                 -------------
                                                                                                    54,157,609
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS REAL ESTATE FUND - CONTINUED

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   OUTLET CENTERS (REITS) - (4.49%)
       376,600    Chelsea Property Group, Inc. ................................................  $  15,180,746
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (10.16%)
       515,008    Developers Diversified Realty Corp. .........................................     14,646,828
       229,295    Kimco Realty Corp. ..........................................................      8,690,280
       314,078    Regency Centers Corp. .......................................................     10,986,448
                                                                                                 -------------
                                                                                                    34,323,556
                                                                                                 -------------

                           Total Common Stock - (identified cost $231,100,455).................    288,099,868
                                                                                                 -------------

PREFERRED STOCK - (10.18%)

   APARTMENTS (REITS) - (0.76%)
         4,000    Apartment Investment & Management Co., 9.00%, Series P,
                      Cum. Conv. Pfd. .........................................................        101,280
        43,700    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................      1,272,763
        32,000    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................        902,400
        10,000    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................        279,250
                                                                                                 -------------
                                                                                                     2,555,693
                                                                                                 -------------
   MALLS (REITS) - (6.03%)
       520,000    General Growth Properties, 7.25%, 07/15/08, Cum. Conv. Pfd. .................     20,381,400
                                                                                                 -------------
   OFFICE SPACE (REITS) - (3.39%)
       316,500    SL Green Realty Corp., 8.00%, 04/15/08, Cum. Conv. Pfd. .....................     11,433,562
                                                                                                 -------------

                           Total Preferred Stock - (identified cost $21,888,470)...............     34,370,655
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)
DAVIS REAL ESTATE FUND - CONTINUED

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (6.13%)

$    6,771,000    Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
                   07/01/03, dated 06/30/03, repurchase value of $6,771,239
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $6,906,420).............................................. $    6,771,000
     8,652,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
                   07/01/03, dated 06/30/03, repurchase value of $8,652,305
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $8,825,040)..............................................      8,652,000
     5,287,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
                   07/01/03, dated 06/30/03, repurchase value of $5,287,173
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $5,392,740)..............................................      5,287,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $20,710,000)........     20,710,000
                                                                                                --------------

                  Total Investments - (101.59%) - (identified cost $273,698,925) - (a).........    343,180,523
                  Liabilities Less Other Assets - (1.59%)......................................     (5,366,856)
                                                                                                --------------
                           Net Assets - (100%)................................................. $  337,813,667
                                                                                                ==============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $273,977,812. At June 30, 2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   70,310,655
                  Unrealized depreciation.....................................................      (1,107,944)
                                                                                                --------------
                           Net unrealized appreciation......................................... $   69,202,711
                                                                                                ==============





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2003 (Unaudited)

============================================================================================================================
                                                                     DAVIS
                                                      DAVIS        GOVERNMENT                      DAVIS
                                        DAVIS       GOVERNMENT        MONEY          DAVIS      APPRECIATION       DAVIS
                                     OPPORTUNITY       BOND          MARKET        FINANCIAL      & INCOME      REAL ESTATE
                                         FUND          FUND           FUND           FUND           FUND            FUND
                                     -----------     -----------   ----------     ----------    ------------   -------------
ASSETS:
Investments in securities, at
   value * (see accompanying
   Schedules of Investments).....   $249,301,462   $170,380,034   $601,392,084   $862,485,954   $206,916,072    $343,180,523
Cash.............................          8,457          4,210         13,297         21,846          4,314           7,011
Receivables:
   Dividends and interest........        264,295      1,332,262      1,861,895      1,442,884        938,147       1,681,233
   Capital stock sold............        717,279        150,299     21,268,879        593,087        798,496         948,167
   Investment securities sold....      7,241,024         -              -           4,988,687         -                -
Prepaid expenses.................         19,600         10,500         57,400          3,800         22,600          22,350
                                    ------------   ------------   ------------   ------------   ------------    ------------
          Total assets...........    257,552,117    171,877,305    624,593,555    869,536,258    208,679,629     345,839,284
                                    ------------   ------------   ------------   ------------   ------------    ------------
LIABILITIES:
Payables:
   Investment securities
      purchased..................      1,342,707         -              -              -              -            4,634,653
   Capital stock reacquired......        329,067        860,545      1,366,454        989,216        217,960       2,724,678
Accrued expenses.................        318,488        175,349        390,776        833,059        246,986         439,107
Note payable to bank (Note 7)....          -             -              -          42,638,000         -               -
Commissions payable to
   distributor (Note 3)..........        183,379        162,366         -             592,455        124,805         227,179
                                    ------------   ------------   ------------   ------------   ------------    ------------
          Total liabilities......      2,173,641      1,198,260      1,757,230     45,052,730        589,751       8,025,617
                                    ------------   ------------   ------------   ------------   ------------    ------------
NET ASSETS.......................   $255,378,476   $170,679,045   $622,836,325   $824,483,528   $208,089,878    $337,813,667
                                    ============   ============   ============   ============   ============    ============
NET ASSETS CONSIST OF:
Par value of shares of capital
   stock.........................   $    156,508   $    289,484   $  6,228,363   $    277,626   $     91,422    $    130,517
Additional paid-in capital.......    252,758,914    170,765,603    616,607,962    652,689,102    198,676,647     310,345,279
Undistributed net investment
   income (loss) ................       (888,167)      (359,150)        -             478,218      1,114,283       2,803,671
Accumulated net realized losses
   from investment and foreign
   currency transactions.........    (27,265,763)    (1,730,763)        -          (2,633,261)   (19,337,583)    (44,947,398)
Net unrealized appreciation on
   investments and foreign
   currency transactions.........     30,616,984      1,713,871         -         173,671,843     27,545,109      69,481,598
                                    ------------   ------------   ------------   ------------   ------------    ------------
                                    $255,378,476   $170,679,045   $622,836,325   $824,483,528   $208,089,878    $337,813,667
                                    ============   ============   ============   ============   ============    ============

* Including repurchase agreements of $20,869,000, $13,224,000, $270,307,000,
$24,431,000 and $20,710,000 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund, respectively, and cost of $218,687,524, $168,666,163, $601,392,084, $688,816,558, $179,370,963 and $273,698,925 for Davis Opportunity
Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund, respectively.

DAVIS SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES - Continued
At June 30, 2003 (Unaudited)

==================================================================================================================================
                                                                           DAVIS
                                                            DAVIS        GOVERNMENT                      DAVIS
                                              DAVIS       GOVERNMENT        MONEY          DAVIS      APPRECIATION       DAVIS
                                           OPPORTUNITY       BOND          MARKET        FINANCIAL      & INCOME      REAL ESTATE
                                               FUND          FUND           FUND           FUND           FUND            FUND
                                           -----------   -----------     ----------     ----------    ------------   -------------
CLASS A SHARES
   Net assets........................     $135,853,450   $ 44,925,460   $518,972,516   $ 441,211,214   $98,254,194   $152,316,708
   Shares outstanding................        7,970,198      7,609,681    518,972,516      14,468,335     4,304,630      5,882,400
   Net asset value and redemption
      price per share (net assets/
      shares outstanding)............          $ 17.05        $  5.90        $  1.00         $ 30.49       $ 22.83        $ 25.89
                                               =======        =======        =======         =======       =======        =======
   Maximum offering price per share
     (100/95.25 of net asset value)..          $ 17.90        $  6.19        $  1.00         $ 32.01       $ 23.97        $ 27.18
                                               =======        =======        =======         =======       =======        =======
CLASS B SHARES
   Net assets........................     $ 74,665,393   $102,529,108   $ 88,734,359    $276,174,268   $65,559,522   $ 97,139,142
   Shares outstanding................        4,888,891     17,409,076     88,734,359       9,636,780     2,904,476      3,772,176
   Net asset value, offering and
      redemption price per share
      (net assets/shares
      outstanding)...................          $ 15.27        $  5.89        $  1.00         $ 28.66       $ 22.57        $ 25.75
                                               =======        =======        =======         =======       =======        =======
CLASS C SHARES
   Net assets........................     $ 39,849,506   $ 22,798,935   $ 15,129,450    $ 95,686,930   $20,958,550   $ 43,617,208
   Shares outstanding................        2,503,646      3,858,146     15,129,450       3,287,619       915,870      1,681,714
   Net asset value, offering and
      redemption price per share
      (net assets/shares
      outstanding)...................          $ 15.92        $  5.91        $  1.00         $ 29.11       $ 22.88        $ 25.94
                                               =======        =======        =======         =======       =======        =======
CLASS Y SHARES
   Net assets........................     $  5,010,127   $    425,542   $       -       $ 11,411,116   $23,317,612   $ 44,740,609
   Shares outstanding................          288,051         71,494           -            369,880     1,017,264      1,715,411
   Net asset value, offering and
      redemption price per share
      (net assets/shares
      outstanding)...................          $ 17.39        $  5.95        $  -            $ 30.85       $ 22.92        $ 26.08
                                               =======        =======        =======         =======       =======        =======








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)

=====================================================================================================================
                                                                  DAVIS
                                                    DAVIS       GOVERNMENT                     DAVIS
                                       DAVIS      GOVERNMENT       MONEY        DAVIS      APPRECIATION      DAVIS
                                    OPPORTUNITY      BOND         MARKET      FINANCIAL      & INCOME     REAL ESTATE
                                        FUND         FUND          FUND         FUND           FUND          FUND
                                    -----------  ------------   ----------    ----------   ------------  -------------
INVESTMENT  INCOME (LOSS):
Income:
   Dividends.....................   $   903,339   $    -       $    -        $ 6,229,880   $  2,172,774   $ 8,632,957
   Interest......................        75,061    3,704,898    4,055,675            586      2,118,412        75,275
                                    -----------   ----------   ----------    -----------   ------------   -----------
           Total income*.........       978,400    3,704,898    4,055,675      6,230,466      4,291,186     8,708,232
                                    -----------   ----------   ----------    -----------   ------------   -----------
Expenses:
   Management fees (Note 2)......       824,821      416,767    1,384,994      2,448,711        682,120     1,138,921
   Custodian fees................        38,865       30,983       51,056         85,729         29,734        38,234
   Transfer agent fees
      Class A....................       143,187       34,474       52,680        296,859         40,269       171,143
      Class B....................        77,047       93,521       98,303        312,361         49,757        84,320
      Class C....................        38,059       26,054       21,537        111,930         14,363        31,892
      Class Y....................         1,675          360        -              9,419          1,390         5,076
   Audit fees....................         6,000        4,800        9,000         15,000          6,000         9,000
   Legal fees....................         2,706        2,085        6,233          9,378          2,345         3,130
   Accounting fees (Note 2)......         3,252        1,248       18,750          7,248          3,750         4,752
   Reports to s hareholders......        35,728       32,345       73,996        118,847         30,738        58,577
   Directors'  fees and expenses.         9,493        6,890       26,200         30,214          7,540        12,682
   Registration and filing fees..        30,053       33,482       34,729         37,193         29,518        28,009
   Miscellaneous.................         4,415        4,261        3,858        126,779          4,252         4,428
   Distribution plan payments
      (Note 3)
      Class A....................       143,634       38,485        -            416,432         58,744       139,233
      Class B....................       328,104      535,870        -          1,280,820        286,890       453,505
      Class C....................       174,181      126,610        -            445,358         84,698       195,108
                                    -----------   ----------   ----------    -----------   ------------   -----------
         Total expenses..........     1,861,220    1,388,235    1,781,336      5,752,278      1,332,108     2,378,010
         Expenses paid indirectly
            (Note 6).............           (54)      (1,414)         (18)           (30)          (198)          (22)
                                    -----------   ----------   ----------    -----------   ------------   -----------
           Net expenses..........     1,861,166    1,386,821    1,781,318      5,752,248      1,331,910     2,377,988
                                    -----------   ----------   ----------    -----------   ------------   -----------
               Net investment
                 income (loss)...      (882,766)   2,318,077    2,274,357        478,218      2,959,276     6,330,244
                                    -----------   ----------   ----------    -----------   ------------   -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:
   Investment transactions.......    (2,339,472)   1,348,737        -         12,174,461     (1,554,757)    5,884,127
   Foreign currency transactions.          (199)      -             -            (26,473)        -             -
Net change in unrealized
   appreciation (depreciation)
   of investments................    39,683,152   (1,481,184)       -         86,357,616     22,090,295    30,490,068
                                    -----------   ----------   ----------    -----------   ------------   -----------
Net realized and unrealized
   gain (loss) on investments
   and foreign currency..........    37,343,481     (132,447)       -         98,505,604     20,535,538    36,374,195
                                    -----------   ----------   ----------    -----------   ------------   -----------
Net increase in net assets
   resulting from operations.....   $36,460,715   $2,185,630   $2,274,357    $98,983,822   $ 23,494,814   $42,704,439
                                    ===========   ==========   ==========    ===========   ============   ===========
*Net of foreign taxes withheld
   as follows:...................   $    50,436       -             -        $   160,078   $      3,507        -



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003 (Unaudited)

===========================================================================================================================
                                                                     DAVIS
                                                     DAVIS         GOVERNMENT                      DAVIS
                                       DAVIS       GOVERNMENT         MONEY        DAVIS       APPRECIATION       DAVIS
                                    OPPORTUNITY       BOND           MARKET      FINANCIAL       & INCOME      REAL ESTATE
                                        FUND          FUND            FUND         FUND            FUND           FUND
                                    -----------   -----------     -----------    ----------    ------------   -------------
OPERATIONS:
   Net investment income (loss)    $   (882,766)  $  2,318,077    $  2,274,357  $    478,218   $  2,959,276   $  6,330,244
   Net realized gain (loss)
      from investments and
      foreign currency
      transactions..............     (2,339,671)     1,348,737          -         12,147,988     (1,554,757)     5,884,127
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............     39,683,152     (1,481,184)         -         86,357,616     22,090,295     30,490,068
                                   ------------   ------------    ------------  ------------   ------------   ------------
   Net increase in net
      assets resulting from
      operations................     36,460,715      2,185,630       2,274,357    98,983,822     23,494,814     42,704,439

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:

   Net investment income
      Class A...................        -             (628,609)     (1,818,348)       -            (820,559)    (1,207,296)
      Class B...................        -           (1,648,384)       (383,679)       -            (410,877)      (608,755)
      Class C...................        -             (393,915)        (72,330)       -            (121,582)      (260,276)
      Class Y...................        -               (6,319)         -             -            (201,354)      (384,617)

CAPITAL SHARE TRANSACTIONS:

   Net increase (decrease) in
   net assets resulting from
   capital share transactions
   (Note 5)
      Class A...................      4,293,813     15,117,688      36,656,564   (27,534,525)     6,979,127     (9,576,315)
      Class B...................     (4,684,998)     3,373,497      (9,810,203)  (27,415,347)     5,406,658     (6,148,876)
      Class C...................     (4,337,050)    (2,207,381)     (4,922,110)  (10,367,198)     4,441,697        321,968
      Class Y...................        (79,524)       130,980          -         (2,753,415)     1,372,485       (105,895)
                                   ------------   ------------    ------------  ------------   ------------   ------------
         Total increase in net
            assets                   31,652,956     15,923,187      21,924,251    30,913,337     40,140,409     24,734,377

NET ASSETS:
   Beginning of period..........    223,725,520    154,755,858     600,912,074   793,570,191    167,949,469    313,079,290
                                   ------------   ------------    ------------  ------------   ------------   ------------
   End of period................   $255,378,476   $170,679,045    $622,836,325  $824,483,528   $208,089,878   $337,813,667
                                   ============   ============    ============  ============   ============   ============
      Including undistributed
         net investment
         income (loss) of ......   $   (888,167)  $   (359,150)         -       $    478,218   $  1,114,283   $  2,803,671





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2002

===========================================================================================================================
                                                                     DAVIS
                                                     DAVIS         GOVERNMENT                        DAVIS
                                       DAVIS       GOVERNMENT         MONEY          DAVIS        APPRECIATION       DAVIS
                                    OPPORTUNITY       BOND           MARKET        FINANCIAL        & INCOME      REAL ESTATE
                                        FUND          FUND            FUND            FUND            FUND           FUND
                                   ------------   ------------    ------------  --------------    ------------    ------------
OPERATIONS:
   Net investment income (loss)    $ (1,833,863)  $  3,434,775    $  7,471,658  $   (2,074,736)   $  5,611,569    $  9,729,276
   Net realized gain (loss)
      from investments and
      foreign currency
      transactions...............   (13,042,113)       875,447          -           13,674,904      (4,672,750)     16,157,222
   Net change in unrealized
      appreciation
      (depreciation) of
      investments................   (21,188,401)     3,352,412          -         (232,161,019)     (3,440,637)     (7,771,852)
                                   ------------   ------------    ------------  --------------    ------------    ------------
   Net increase (decrease) in
      net assets resulting from     (36,064,377)     7,662,634       7,471,658    (220,560,851)     (2,501,818)     18,114,646
      operations.................

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:

   Net investment income
      Class A....................        -            (925,095)     (6,276,990)        -            (3,159,994)     (5,493,165)
      Class B....................        -          (1,975,599)       (980,851)        -            (1,579,476)     (2,605,151)
      Class C....................        -            (573,641)       (212,810)        -              (359,953)     (1,102,708)
      Class Y....................        -             (15,995)         (1,007)        -              (802,671)     (1,593,881)

   Distribution in excess of
      net investment income
      Class A....................        -             (28,819)          -             -                -               -
      Class B....................        -             (61,544)          -             -                -               -
      Class C....................        -             (17,870)          -             -                -               -
      Class Y....................        -                (498)          -             -                -               -

CAPITAL SHARE TRANSACTIONS:

   Net increase (decrease) in
      net assets resulting from
      capital share transactions
      (Note 5)
      Class A....................    27,654,851     10,766,160      51,152,572     (73,353,074)     (4,200,854)    (27,771,000)
      Class B....................    10,889,790     59,445,624      39,054,115     (67,437,248)     (1,630,138)      2,456,360
      Class C....................    14,393,313     12,125,784       4,992,943     (23,845,222)      2,220,625      (1,659,083)
      Class Y....................       704,162       (156,894)           (540)     (6,463,387)       (386,978)       (576,771)
                                   ------------   ------------    ------------  --------------    ------------    ------------
         Total increase
            (decrease) in net
            assets...............    17,577,739     86,244,247      95,199,090    (391,659,782)   (12,401,257)     (20,230,753)

NET ASSETS:
   Beginning of year.............   206,147,781     68,511,611     505,712,984   1,185,229,973     180,350,726     333,310,043
                                   ------------   ------------    ------------  --------------    ------------    ------------
   End of year...................  $223,725,520   $154,755,858    $600,912,074  $  793,570,191    $167,949,469    $313,079,290
                                   ============   ============    ============  ==============    ============    ============
      Including overdistributed
        net investment income
        of.......................  $     (5,401)        -               -              -          $   (290,621)   $ (1,065,629)




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Davis Series, Inc. (the Company) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares of common stock in the following six series (collectively "the Funds"):

DAVIS OPPORTUNITY FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

DAVIS GOVERNMENT BOND FUND seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

DAVIS GOVERNMENT MONEY MARKET FUND seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

DAVIS FINANCIAL FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

DAVIS APPRECIATION & INCOME FUND seeks to achieve total return. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common stock and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds". Davis Convertible Securities Fund changed its name to Davis Appreciation & Income Fund on July 1, 2003.

DAVIS REAL ESTATE FUND seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

    Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

    The Company accounts separately for the assets, liabilities and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2003, Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund and Davis Appreciation & Income Fund had approximately $4,052,000, $201,000, $10,953,000 and $3,126,000, respectively, of post October
2002 losses available to offset future capital gains if any, which expire in 2011. At June 30, 2003, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                       DAVIS                          DAVIS
                       DAVIS         GOVERNMENT       DAVIS       APPRECIATION         DAVIS
                    OPPORTUNITY         BOND        FINANCIAL       & INCOME        REAL ESTATE
 EXPIRING              FUND             FUND          FUND            FUND             FUND
 --------              ----             ----          ----            ----             ----
12/31/2007          $    -           $1,973,000     $   -         $    -            $33,555,000
12/31/2008               -              906,000         -              -             19,154,000
12/31/2009           10,656,000          -           1,026,000      5,625,000            -
12/31/2010           10,218,000          -              -           9,248,000            -
                    -----------      ----------     ----------     ----------       -----------
  TOTAL             $20,874,000      $2,879,000     $1,026,000    $14,873,000       $52,709,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATE

    Advisory fees are paid monthly to Davis Advisors, the Funds' investment adviser (the "Adviser"). The fee for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million of average net assets and 0.40% of average net assets in excess of $500 million. The fee for the Davis Government Bond Fund is 0.50% of average net assets. The fee for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund is 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended June 30, 2003, approximated 0.75%, 0.50%, 0.46%, 0.65%, 0.75% and 0.73% of average net assets for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund, respectively.

    The Adviser is paid for registering fund shares for sale in various states. The fee for the six months ended June 30, 2003 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund, amounted to $4,998 for each fund. State Street Bank & Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended June 30, 2003 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund amounted to $19,583, $10,555, $15,862, $71,117, $8,865 and $28,460, respectively. State Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2003 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund amounted to $3,252, $1,248, $18,750, $7,248, $3,750 and
$4,752, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)


================================================================================
NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

    CLASS A SHARES OF DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND AND DAVIS REAL ESTATE FUND

    Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

    During the six months ended June 30, 2003, Davis Distributors, LLC, the Funds' Underwriter (the "Underwriter" or "Distributor") received $74,508, $14,687, $92,548, $57,352 and $83,859 from commissions earned on sales of Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund, respectively, of which $11,472, $2,209, $10,083, $8,891 and $13,200 was retained by the Underwriter and the remaining $63,036, $12,478, $82,465, $48,461 and $70,659 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Funds' registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

    The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts in which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund for the six months ended June 30, 2003 was $143,634, $38,485, $416,432, $58,744 and $139,233,
respectively.

    CLASS B SHARES OF DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND AND DAVIS REAL ESTATE FUND

    Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

    Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limit the aggregate amount the Funds may pay for distribution to 6.25% of gross Funds sales since inception of the Distribution Plans plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)


================================================================================
NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

    During the six months ended June 30, 2003, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund made distribution plan payments which included distribution fees of $246,957, $401,993, $962,598, $215,219 and $340,481, respectively and service fees of $81,147, $133,877,
$318,222, $71,671 and $113,024, respectively.

    Commission advances by the Distributor during the six months ended June 30, 2003 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund amounted to $66,562, $56,756, $109,605, $100,689 and
$83,655 all of which was reallowed to qualified selling dealers.

    The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund in the amounts of $2,725,711, $5,364,190, $25,913,064, $7,080,858 and $13,526,971, respectively, representing the cumulative commission advances by the Distributor on the sale of the Funds' Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

    A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended June 30, 2003 the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund of $54,832, $208,477, $424,604, $61,770 and $104,863, respectively.

    CLASS C SHARES OF DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND AND DAVIS REAL ESTATE FUND

    Class C shares of the Funds are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

    During the six months ended June 30, 2003, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund made distribution fees of $130,636, $94,958, $334,019, $63,524 and $146,331, respectively and service fees of $43,545, $31,652, $111,339, $21,174 and $48,777. During the six months ended
June 30, 2003, the Distributor received $2,111, $2,296, $2,420, $558 and $19,540 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund, respectively.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

DAVIS GOVERNMENT MONEY MARKET FUND

    All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2003 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Real Estate Fund were as follows:

                                              DAVIS                          DAVIS
                             DAVIS          GOVERNMENT         DAVIS       APPRECIATION          DAVIS
                          OPPORTUNITY          BOND          FINANCIAL       & INCOME         REAL ESTATE
                             FUND              FUND            FUND           FUND               FUND
                             ----              ----            ----           ----               ----
Cost of purchases.....   $ 65,939,099      $144,313,577    $ 48,533,788    $ 17,959,813       $31,400,773
Proceeds of sales.....   $ 72,127,497      $ 99,720,052    $102,339,061    $  4,681,991       $47,304,704

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK

    At June 30, 2003, there were 10 billion shares of capital stock ($0.01 par value per share) authorized of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund. 4.1 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2003
CLASS A                                                                   (UNAUDITED)
                                 ------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                        DAVIS           DAVIS
                                    DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                 OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME          ESTATE
                                    FUND            FUND            FUND            FUND            FUND            FUND
                                    ----            ----            ----            ----            ----            ----
Shares sold...................     1,933,633       9,497,807     224,854,766       1,121,850         787,766      1,413,445
Shares issued in reinvestment
     of distributions.........        -               77,120       1,796,901          -               35,801         44,878
                                ------------    ------------   -------------   -------------    ------------   ------------
                                   1,933,633       9,574,927     226,651,667       1,121,850         823,567      1,458,323
Shares redeemed...............    (1,648,756)     (7,013,213)   (189,995,103)     (2,210,106)       (496,031)    (1,875,624)
                                ------------    ------------   -------------   -------------    ------------   ------------
     Net increase (decrease)         284,877       2,561,714      36,656,564      (1,088,256)        327,536      (417,301)
                                ============    ============   =============   =============    ============   ============

Proceeds from shares sold.....  $ 29,062,933    $ 56,070,057   $ 224,854,766   $  30,458,767    $ 16,895,861   $ 33,752,416
Proceeds from shares issued
     in reinvestment of
     distributions                    -              454,095       1,796,901          -              744,292      1,064,081
                                ------------    ------------   -------------   -------------    ------------   ------------
                                  29,062,933      56,524,152     226,651,667      30,458,767      17,640,153     34,816,497
Cost of shares redeemed.......   (24,769,120)    (41,406,464)   (189,995,103)    (57,993,292)    (10,661,026)   (44,392,812)
                                ------------    ------------   -------------   -------------    ------------   ------------
     Net increase (decrease)..  $  4,293,813    $ 15,117,688   $  36,656,564   $ (27,534,525)   $  6,979,127   $ (9,576,315)
                                ============    ============   =============   =============    ============   ============


                                                                          YEAR ENDED
CLASS A                                                                DECEMBER 31, 2002
                                 ---------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                        DAVIS           DAVIS
                                    DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                 OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME          ESTATE
                                    FUND            FUND            FUND            FUND            FUND            FUND
                                    ----            ----            ----            ----            ----            ----

Shares sold................        5,243,916      8,911,747       592,150,207      2,881,612      1,017,003        3,189,431
Shares issued in
     reinvestment of
     distributions.........           -             126,541         6,230,484         -             139,737          201,163
                                ------------   ------------     -------------  -------------   ------------    -------------
                                   5,243,916      9,038,288       598,380,691      2,881,612      1,156,740        3,390,594
Shares redeemed............       (3,569,345)    (7,196,142)     (547,228,119)    (5,534,075)    (1,350,144)      (4,585,882)
                                ------------   ------------     -------------  -------------   ------------    -------------
     Net increase
          (decrease).......        1,674,571      1,842,146        51,152,572     (2,652,463)      (193,404)      (1,195,288)
                                ============   ============     =============  =============   ============    =============

Proceeds from shares sold..     $ 82,902,240   $ 51,776,415     $ 592,150,207  $  86,589,426   $ 20,875,681    $  73,242,942
Proceeds from shares issued
     in reinvestment of
     distributions                   -              730,632         6,230,484         -           2,875,115        4,692,154
                                ------------   ------------     -------------  -------------   ------------    -------------
                                  82,902,240     52,507,047       598,380,691     86,589,426     23,750,796       77,935,096
Cost of shares redeemed....      (55,247,389)   (41,740,887)     (547,228,119)  (159,942,500)   (27,951,650)    (105,706,096)
                                ------------   ------------     -------------  -------------   ------------    -------------
     Net increase (decrease)    $ 27,654,851   $ 10,766,160     $  51,152,572  $ (73,353,074)  $ (4,200,854)   $ (27,771,000)
                                ============   ============     =============  =============   ============    =============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2003
CLASS B                                                           (UNAUDITED)
                                 ---------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                        DAVIS           DAVIS
                                    DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                 OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME          ESTATE
                                    FUND            FUND            FUND            FUND            FUND            FUND
                                    ----            ----            ----            ----            ----            ----
Shares sold.................         426,293       5,616,999      32,647,358        206,676         556,483         255,366
Shares issued in
     reinvestment of
     distributions..........           -             153,849         334,019          -              14,302          18,290
                                ------------    ------------    ------------   ------------     -----------    ------------
                                     426,293       5,770,848      32,981,377        206,676         570,785         273,656
Shares redeemed.............        (808,328)     (5,198,859)    (42,791,580)    (1,303,448)       (316,033)       (541,278)
                                ------------    ------------    ------------   ------------     -----------    ------------
     Net increase (decrease)        (382,035)        571,989      (9,810,203)    (1,096,772)        254,752        (267,622)
                                ============    ============    ============   ============     ===========    ============
Proceeds from shares sold...    $  5,876,880    $ 33,056,069    $632,647,358   $  5,424,126     $11,722,411    $  6,109,725
Proceeds from shares issued
     in reinvestment of
     distributions..........           -             904,382         334,019          -             294,765         432,194
                                ------------    ------------    ------------   ------------     -----------    ------------
                                   5,876,880      33,960,451      32,981,377      5,424,126      12,017,176       6,541,919
Cost of shares redeemed.....     (10,561,878)    (30,586,954)    (42,791,580)   (32,839,473)     (6,610,518)    (12,690,795)
                                ------------    ------------    ------------   ------------     -----------    ------------
     Net increase (decrease)    $ (4,684,998)   $  3,373,497    $ (9,810,203)  $(27,415,347)    $ 5,406,658    $ (6,148,876)
                                ============    ============    ============   ============     ===========    ============


                                                                  YEAR ENDED
CLASS B                                                        DECEMBER 31, 2002
                                 ---------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                        DAVIS           DAVIS
                                    DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                 OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME          ESTATE
                                    FUND            FUND            FUND            FUND            FUND            FUND
                                    ----            ----            ----            ----            ----            ----
Shares sold.................       2,476,121      15,975,065     111,614,870        829,863         613,866       1,062,558
Shares issued in
     reinvestment of
     distributions..........         -               192,385         839,926          -              59,316          82,873
                                ------------    ------------    ------------   ------------    ------------    ------------
                                   2,476,121      16,167,450     112,454,796        829,863         673,182       1,145,431
Shares redeemed.............      (1,790,567)     (5,961,800)   (73,400,681)     (3,337,233)       (749,404)     (1,063,522)
                                ------------    ------------    ------------   ------------    ------------    ------------
     Net increase (decrease)         685,554      10,205,650      39,054,115     (2,507,370)        (76,222)         81,909
                                ============    ============    ============   ============    ============    ============
Proceeds from shares sold...    $ 35,497,871     $92,823,824    $111,614,870   $ 23,400,685    $ 12,381,023    $ 24,621,553
Proceeds from shares issued
     in reinvestment of
     distributions..........         -             1,112,867         839,926          -           1,207,461       1,916,410
                                ------------    ------------    ------------   ------------    ------------    ------------
                                  35,497,871      93,936,691     112,454,796     23,400,685      13,588,484      26,537,963
Cost of shares redeemed.....     (24,608,081)   (34,491,067)     (73,400,681)   (90,837,933)    (15,218,622)    (24,081,603)
                                ------------    ------------    ------------   ------------    ------------    ------------
     Net increase (decrease)    $ 10,889,790    $ 59,445,624    $ 39,054,115   $(67,437,248)   $ (1,630,138)   $  2,456,360
                                ============    ============    ============   ============    ============    ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2003
CLASS C                                                                (UNAUDITED)
                                 ------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                        DAVIS         DAVIS
                                    DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION      REAL
                                 OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME        ESTATE
                                    FUND            FUND            FUND            FUND            FUND          FUND
                                    ----            ----            ----            ----            ----          ----
Shares sold.................         283,762        1,494,389      6,743,116        136,626        302,688         178,220
Shares issued in
     reinvestment of
     distributions..........          -                37,272         62,241         -               4,403           8,413
                                 -----------     ------------   ------------   ------------    -----------    ------------
                                     283,762        1,531,661      6,805,357        136,626        307,091         186,633
Shares redeemed.............        (627,761)      (1,909,319)   (11,727,467)      (541,315)       (98,405)       (179,438)
                                 -----------     ------------   ------------   ------------    -----------    ------------
     Net increase (decrease)        (343,999)        (377,658)    (4,922,110)      (404,689)       208,686           7,195
                                 ===========     ============   ============   ============    ===========    ============

Proceeds from shares sold        $ 4,058,772     $  8,830,647   $  6,743,116   $  3,568,603    $ 6,428,827    $  4,347,207
Proceeds from shares
     issued in
     reinvestment of
     distributions..........          -               219,829         62,241         -              91,982         200,152
                                 -----------     ------------   ------------   ------------    -----------    ------------
                                   4,058,772        9,050,476      6,805,357      3,568,603      6,520,809       4,547,359
Cost of shares redeemed.....      (8,395,822)     (11,257,857)   (11,727,467)   (13,935,801)    (2,079,112)     (4,225,391)
                                 -----------     ------------   ------------   ------------    -----------    ------------
     Net increase (decrease)     $(4,337,050)    $ (2,207,381)  $ (4,922,110)  $(10,367,198)   $ 4,441,697    $    321,968
                                 ===========     ============   ============   ============    ===========    ============


                                                                         YEAR ENDED
CLASS C                                                               DECEMBER 31, 2002
                                 ---------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                        DAVIS           DAVIS
                                    DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                 OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME          ESTATE
                                    FUND            FUND            FUND            FUND            FUND            FUND
                                    ----            ----            ----            ----            ----            ----
Shares sold..................      2,071,948       4,889,333      24,358,353        662,239        279,320         352,708
Shares issued in
     reinvestment
     of distributions........         -               53,507         190,439         -              13,456          37,269
                                ------------    ------------    ------------   ------------    -----------    ------------
                                   2,071,948       4,942,840      24,548,792        662,239        292,776         389,977
Shares redeemed..............     (1,167,443)     (2,878,454)    (19,555,849)    (1,544,098)      (178,300)       (466,399)
                                ------------    ------------    ------------   ------------    -----------    ------------
     Net increase
     (decrease) .............        904,505       2,064,386       4,992,943       (881,859)       114,476         (76,422)
                                ============    ============    ============   ============    ===========    ============

Proceeds from shares sold ...   $ 30,905,186    $ 28,474,141    $424,358,353   $ 18,854,844    $ 5,634,104    $  8,115,356
Proceeds from shares
     issued in reinvestment
     of distributions........         -              310,514         190,439         -             276,649         869,400
                                ------------    ------------    ------------   ------------    -----------    ------------
                                  30,905,186      28,784,655      24,548,792     18,854,844      5,910,753       8,984,756
Cost of shares redeemed......    (16,511,873)    (16,658,871)    (19,555,849)   (42,700,066)    (3,690,128)    (10,643,839)
                                ------------    ------------    ------------   ------------    -----------    ------------
     Net increase
     (decrease)..............   $ 14,393,313    $ 12,125,784    $  4,992,943   $(23,845,222)   $ 2,220,625    $ (1,659,083)
                                ============    ============    ============   ============    ===========    ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)

CLASS Y

                                                                      SIX MONTHS ENDED
                                                                        JUNE 30, 2003
                                                                        (UNAUDITED)
                                 ---------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                        DAVIS           DAVIS
                                    DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                 OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME          ESTATE
                                    FUND            FUND            FUND            FUND            FUND            FUND
                                    ----            ----            ----            ----            ----            ----
Shares sold...................       13,798         42,341           -               8,045           84,421          26,752
Shares issued in
     reinvestment of
     distributions............         -                59           -                -               9,467          15,258
                                  ---------      ---------         -----       -----------       ----------     -----------
                                     13,798         42,400           -               8,045           93,888          42,010
Shares redeemed...............      (19,834)       (20,477)          -            (109,493)         (30,735)        (47,051)
                                  ---------      ---------         -----       -----------       ----------     -----------
     Net increase (decrease)         (6,036)        21,923           -            (101,448)          63,153          (5,041)
                                  =========      =========         =====       ===========       ==========     ===========

Proceeds from shares sold ....    $ 211,024      $ 252,846         $  -        $   219,474       $1,828,550     $   647,371
Proceeds from shares
     issued in reinvestment
     of distributions.........         -               351            -               -             197,585         364,047
                                  ---------      ---------         -----       -----------       ----------     -----------
                                    211,024        253,197            -            219,474        2,026,135       1,011,418
Cost of shares redeemed.......     (290,548)      (122,217)           -         (2,972,889)        (653,650)     (1,117,313)
                                  ---------      ---------         -----       -----------       ----------     -----------
     Net increase (decrease)..    $ (79,524)     $ 130,980         $  -        $(2,753,415)      $1,372,485     $  (105,895)
                                  =========      =========         =====       ===========       ==========     ===========


                                                                         YEAR ENDED
CLASS Y                                                               DECEMBER 31, 2002
                                 ---------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                        DAVIS           DAVIS
                                    DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                 OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME          ESTATE
                                    FUND            FUND            FUND            FUND            FUND            FUND
                                    ----            ----            ----            ----            ----            ----
Shares sold..................       111,975         11,552       18,783,872        109,701           10,090         58,768
Shares issued in
     reinvestment of
     distributions...........        -                 240              314          -               38,322         64,470
                                -----------      ---------     ------------    -----------      -----------    -----------
                                    111,975         11,792       18,784,186        109,701           48,412        123,238
Shares redeemed..............       (70,369)       (38,773)     (18,784,726)      (337,705)         (67,913)      (151,057)
                                -----------      ---------     ------------    -----------      -----------    -----------
     Net increase (decrease)         41,606        (26,981)            (540)      (228,004)         (19,501)       (27,819)
                                ===========      =========     ============    ===========      ===========    ===========

Proceeds from shares sold ...   $ 1,900,359      $  67,290     $ 18,783,872    $ 3,406,113      $   213,897    $ 1,345,483
Proceeds from shares issued
     in reinvestment of
     distributions...........        -               1,396              314          -              790,949      1,509,819
                                -----------      ---------     ------------    -----------      -----------    -----------
                                  1,900,359         68,686       18,784,186      3,406,113        1,004,846      2,855,302
Cost of shares redeemed......    (1,196,197)      (225,580)     (18,784,726)    (9,869,500)      (1,391,824)    (3,432,073)
                                -----------      ---------     ------------    -----------      -----------    -----------
     Net increase (decrease).   $   704,162      $(156,894)    $       (540)   $(6,463,387)     $  (386,978)   $  (576,771)
                                ===========      =========     ============    ===========      ===========    ===========

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2003 (Unaudited)

================================================================================
NOTE 6 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reductions amounted to $54, $1,414, $18, $30, $198 and $22 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund and Davis Real Estate Fund, respectively, during the six months ended June 30, 2003.

NOTE 7 - BANK BORROWINGS

    Davis Financial Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At June 30, 2003, Davis Financial Fund had borrowings outstanding of $42,638,000, the interest rate was 2.125%. For the six months ended June 30, 2003, the average daily loan balance was $16,459,000 at an average interest rate of 2.0189%. The Fund had gross borrowings and gross repayments of $109,154,500 and $89,063,500, respectively, during the six months ended June 30, 2003. The maximum amount of borrowings outstanding at any month end was $42,638,000.

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                             SIX MONTHS
                                                ENDED                        YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2003   -----------------------------------------------------------
                                             (UNAUDITED)      2002        2001        2002(3)      1999(3)       1998
                                              --------        ----        ----        -------      -------       ----
Net Asset Value, Beginning of Period......     $ 14.53      $ 16.81      $ 18.60      $ 22.17      $ 21.96      $ 22.49
                                               -------      -------      -------      -------      -------      -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss....................       (0.03)       (0.07)       (0.07)       (0.11)       (0.10)       (0.09)
   Net Realized and Unrealized Gains
      (Losses) ...........................        2.55        (2.21)       (1.44)        2.22         5.96         0.59
                                               -------      -------      -------      -------      -------      -------
      Total From Investment Operations....        2.52        (2.28)       (1.51)        2.11         5.86         0.50
                                               -------      -------      -------      -------      -------      -------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains......        -            -           (0.27)       (5.68)       (5.65)       (1.03)
   Distributions in Excess of Net Realized
      Gains...............................        -            -           (0.01)        -            -            -
                                               -------      -------      -------      -------      -------      -------
      Total Dividends and Distributions...        -            -           (0.28)       (5.68)       (5.65)       (1.03)
                                               -------      -------      -------      -------      -------      -------
Net Asset Value, End of Period............     $ 17.05      $ 14.53      $ 16.81      $ 18.60      $ 22.17      $ 21.96
                                               =======      =======      =======      =======      =======      =======

Total Return(1)...........................       17.34%     (13.56)%      (8.06)%       11.49%       31.45%        2.32%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)    $135,853     $111,685     $101,057      $83,607      $67,871      $52,212
   Ratio of Expenses to Average Net Assets        1.37%*       1.31%        1.23%        1.19%        1.29%        1.32%
   Ratio of Net Investment Loss to
      Average Net Assets..................       (0.48)%*     (0.49)%      (0.50)%      (0.59)%      (0.50)%      (0.38)%
   Portfolio Turnover Rate(2).............       31.37%       42.74%       40.96%       60.06%      100.30%       18.03%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) In 1999 and 2000 the Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*    Annualized





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND

================================================================================


    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                             SIX MONTHS
                                                ENDED                         YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2003     -----------------------------------------------------
                                             (UNAUDITED)       2002         2001     2000(3)    1999(3)      1998
                                             -----------       ----         ----     -------    -------      ----
Net Asset Value, Beginning of Period......     $ 13.07        $ 15.24     $ 17.05    $ 20.95    $ 21.18    $ 21.88
                                               -------        -------     -------    -------    -------    -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss....................       (0.08)         (0.17)      (0.18)     (0.23)     (0.26)     (0.26)
   Net Realized and Unrealized Gains
       (Losses) ..........................        2.28          (2.00)      (1.35)      2.01       5.68       0.59
                                               -------        -------     -------    -------    -------    -------
       Total From Investment Operations...        2.20          (2.17)      (1.53)      1.78       5.42       0.33
                                               -------        -------     -------    -------    -------    -------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains......        -              -          (0.27)     (5.68)     (5.65)     (1.03)
   Distributions in Excess of Net
       Realized Gains ....................        -              -          (0.01)      -          -          -
                                               -------        -------     -------    -------    -------    -------
       Total Dividends and Distributions..        -              -          (0.28)     (5.68)     (5.65)     (1.03)
                                               -------        -------     -------    -------    -------    -------
Net Asset Value, End of Period............     $ 15.27        $ 13.07     $ 15.24    $ 17.05    $ 20.95    $ 21.18
                                               =======        =======     =======    =======    =======    =======

Total Return(1) ..........................       16.83%        (14.24)%     (8.92)%     10.57%    30.42%      1.61%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)     $74,665        $68,895     $69,903    $66,271    $52,234    $60,587
   Ratio of Expenses to Average Net Assets        2.10%*         2.09%       2.06%      2.08%      2.16%      2.10%
   Ratio of Net Investment Loss to Average
     Net Assets...........................       (1.21)%*       (1.27)%     (1.33)%    (1.48)%    (1.37)%    (1.16)%
   Portfolio Turnover Rate(2).............
                                                 31.37%         42.74%      40.96%     60.06%   100.30%      18.03%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) In 1999 and 2000 the Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.


*   Annualized





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                           SIX MONTHS
                                              ENDED                      YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003  ------------------------------------------------------
                                           (UNAUDITED)     2002        2001     2000(4)    1999(4)       1998
                                           -----------     ----        ----     -------    -------       ----
Net Asset Value, Beginning of Period......   $ 13.62     $ 15.89     $ 17.76    $ 21.62     $21.71      $ 22.43
                                             -------     -------     -------    -------     ------      -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss....................     (0.09)      (0.16)      (0.13)     (0.17)     (0.22)       (0.30)
   Net Realized and Unrealized Gains
      (Losses)............................      2.39       (2.11)      (1.46)      1.99       5.78         0.61
                                             -------     -------     -------    -------     ------      -------
      Total From Investment Operations....      2.30       (2.27)      (1.59)      1.82       5.56         0.31
                                             -------     -------     -------    -------     ------      -------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains......       -           -         (0.27)     (5.68)     (5.65)       (1.03)
   Distributions in Excess of Net
      Realized Gains......................       -           -         (0.01)      -          -            -
                                             -------     -------     -------    -------     ------      -------
      Total Dividends and Distributions...       -           -         (0.28)     (5.68)     (5.65)       (1.03)
                                             -------     -------     -------    -------     ------      -------
Net Asset Value, End of Period............   $ 15.92     $ 13.62     $ 15.89    $ 17.76     $21.62      $ 21.71
                                             =======     =======     =======    =======     ======      =======

Total Return(1) ..........................     16.89%     (14.29)%     (8.90)%    10.42%     30.32%        1.48%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)   $39,850     $38,793     $30,879    $13,326     $5,041       $3,644
   Ratio of Expenses to Average Net Assets      2.09%*      2.06%       2.08%      2.15%      2.34%(2)     2.27%
   Ratio of Net Investment Loss to
      Average Net Assets..................     (1.20)%*    (1.24)%     (1.35)%    (1.55)%    (1.54)%      (1.33)%
   Portfolio Turnover Rate(3).............     31.37%      42.74%      40.96%     60.06%    100.30%       18.03%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.33% for 1999.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(4) In 1999 and 2000 the Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*  Annualized






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y


                                           SIX MONTHS
                                              ENDED                      YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003  ------------------------------------------------------
                                           (UNAUDITED)     2002        2001     2000(5)    1999(5)        1998
                                           -----------     ----        ----     -------    -------        ----
Net Asset Value, Beginning of Period.......   $14.80     $ 17.07      $18.83     $22.31    $ 21.96      $ 22.52
                                              ------     -------      ------     ------    -------      -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss.....................    (0.01)      (0.02)      (0.03)     (0.04)     (0.03)(4)    (0.14)
   Net Realized and Unrealized Gains
      (Losses).............................     2.60       (2.25)      (1.45)      2.24       6.03         0.61
                                              ------     -------      ------     ------    -------      -------
      Total From Investment Operations.....     2.59       (2.27)      (1.48)      2.20       6.00         0.47
                                              ------     -------      ------     ------    -------      -------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains.......     -           -          (0.27)     (5.68)     (5.65)       (1.03)
   Distributions in Excess of Net
      Realized Gains.......................     -           -          (0.01)      -          -            -
                                              ------     -------      ------     ------    -------      -------
      Total Dividends and Distributions....     -           -          (0.28)     (5.68)     (5.65)       (1.03)
                                              ------     -------      ------     ------    -------      -------
Net Asset Value, End of Period.............   $17.39     $ 14.80      $17.07     $18.83    $ 22.31      $ 21.96
                                              ======     =======      ======     ======    =======      =======

Total Return(1)............................    17.50%     (13.30)%     (7.81)%    11.83%     32.16%        2.18%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)    $5,010      $4,353      $4,309     $4,176         $5          $73
   Ratio of Expenses to Average Net Assets      0.94%*      0.93%       0.91%      0.93%      1.06%(2)     1.33%(2)
   Ratio of Net Investment Loss to
      Average  Net Assets..................    (0.05)%*    (0.11)%     (0.18)%    (0.33)%    (0.26)%      (0.38)%
   Portfolio Turnover Rate(3)..............    31.37%      42.74%      40.96%     60.06%    100.30%       18.03%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.05% and 1.32% for 1999 and 1998, respectively.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(4) Per share calculations were based on average shares outstanding for the period.

(5) In 1999 and 2000 the Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*   Annualized




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                           SIX MONTHS
                                              ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003  --------------------------------------------------
                                           (UNAUDITED)    2002        2001      2000       1999       1998
                                           -----------    ----        ----      ----       ----       ----
Net Asset Value, Beginning of Period....     $ 5.92      $ 5.68      $ 5.60    $ 5.38     $ 5.90     $ 5.87
                                             ------      ------      ------    ------     ------     ------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income................       0.10        0.23        0.26      0.29       0.28       0.29
   Net Realized and Unrealized Gains
      (Losses)..........................      (0.01)       0.25        0.08      0.22      (0.48)      0.07
                                             ------      ------      ------    ------     ------     ------
      Total From Investment Operations..       0.09        0.48        0.34      0.51      (0.20)      0.36
                                             ------      ------      ------    ------     ------     ------
Dividends and Distributions
---------------------------
   Net Investment Income................      (0.11)      (0.23)      (0.26)    (0.29)     (0.28)     (0.29)
   Return of Capital....................       -           -           -          -(3)     (0.04)     (0.04)
   Distribution in Excess of Net
      Investment Income.................       -          (0.01)       -          -          -          -
                                             ------      ------      ------    ------     ------     ------
      Total Dividends and Distributions.      (0.11)      (0.24)      (0.26)    (0.29)     (0.32)     (0.33)
                                             ------      ------      ------    ------     ------     ------

Net Asset Value, End of Period..........     $ 5.90      $ 5.92      $ 5.68    $ 5.60     $ 5.38     $ 5.90
                                             ======      ======      ======    ======     ======     ======

Total Return(1).........................       1.57%       8.66%       6.27%     9.81%     (3.47)%     6.31%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
      (000 omitted).....................    $44,925     $29,892     $18,198   $15,548    $18,002    $21,285
   Ratio of Expenses to Average Net
       Assets ..........................       1.07%*      1.08%       1.22%     1.27%      1.20%      1.43%
   Ratio of Net Investment Income to
      Average Net Assets................       3.37%*      3.85%       4.59%     5.33%      5.07%      4.87%
   Portfolio Turnover Rate(2)...........      64.15%      69.89%     149.03%   140.66%    150.54%     18.40%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*   Annualized




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                           SIX MONTHS
                                              ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003  --------------------------------------------------
                                           (UNAUDITED)    2002        2001      2000       1999       1998
                                           -----------    ----        ----      ----       ----       ----
Net Asset Value, Beginning of Period....      $ 5.91     $ 5.66      $ 5.58    $ 5.37     $ 5.88     $ 5.86
                                              ------     ------      ------    ------     ------     ------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income................        0.08       0.19        0.23      0.24       0.24       0.27
   Net Realized and Unrealized Gains
      (Losses)..........................       (0.01)      0.26        0.07      0.21      (0.48)      0.04
                                              ------     ------      ------    ------     ------     ------
      Total From Investment Operations..        0.07       0.45        0.30      0.45      (0.24)      0.31
                                              ------     ------      ------    ------     ------     ------
Dividends and Distributions
---------------------------
   Net Investment Income................       (0.09)     (0.19)      (0.22)    (0.24)     (0.23)     (0.27)
   Return of Capital....................        -          -           -         - (4)     (0.04)     (0.02)
   Distribution in Excess of Net
     Investment Income..................        -         (0.01)       -         -          -          -
                                              ------     ------      ------    ------     ------     ------
       Total Dividends and Distributions       (0.09)     (0.20)      (0.22)    (0.24)     (0.27)     (0.29)
                                              ------     ------      ------    ------     ------     ------
Net Asset Value, End of Period..........      $ 5.89     $ 5.91      $ 5.66    $ 5.58     $ 5.37     $ 5.88
                                              ======     ======      ======    ======     ======     ======

Total Return(1).........................        1.20%      8.05%       5.48%     8.80%     (4.12)%     5.38%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
      (000 omitted).....................    $102,529    $99,461     $37,541   $17,331    $28,344    $36,005
   Ratio of Expenses to Average
      Net Assets .......................        1.81%*     1.82%       1.94%     2.00%      1.95%      2.18%(2)
   Ratio of Net Investment Income to
      Average Net Assets................        2.63%*     3.11%       3.87%     4.60%      4.32%      4.13%
   Portfolio Turnover Rate(3)...........       64.15%     69.89%     149.03%   140.66%    150.54%     18.40%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.17% for 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(4)  Less than $0.005 per share.

*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                           SIX MONTHS
                                              ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003  -----------------------------------------------------
                                           (UNAUDITED)    2002         2001       2000       1999       1998
                                           -----------    ----         ----       ----       ----       ----
Net Asset Value, Beginning of Period......   $ 5.93       $ 5.68      $ 5.60      $ 5.39    $ 5.90     $ 5.88
                                             ------       ------      ------      ------    ------     ------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment  Income.................     0.07         0.19        0.23        0.24      0.23       0.27
   Net Realized and Unrealized Gains
      (Losses) ...........................     -(4)         0.26        0.07        0.21     (0.47)      0.04
                                             ------       ------      ------      ------    ------     ------
Total From Investment Operations..........     0.07         0.45        0.30        0.45     (0.24)      0.31
                                             ------       ------      ------      ------    ------     ------
Dividends and Distributions
---------------------------
   Net Investment Income..................    (0.09)       (0.19)      (0.22)      (0.24)    (0.23)     (0.27)
   Return of Capital......................     -            -           -           - (4)    (0.04)     (0.02)
   Distribution in Excess of Net
      Investment Income...................     -           (0.01)       -           -         -          -
                                             ------       ------      ------      ------    ------     ------
      Total Dividends and Distributions...    (0.09)       (0.20)      (0.22)      (0.24)    (0.27)     (0.29)
                                             ------       ------      ------      ------    ------     ------
Net Asset Value, End of Period............   $ 5.91       $ 5.93      $ 5.68      $ 5.60    $ 5.39     $ 5.90
                                             ======       ======      ======      ======    ======     ======

Total Return(1)...........................     1.20%        8.03%       5.44%       8.75%    (4.15)%     5.42%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)  $22,799      $25,107     $12,335      $2,872    $4,791     $8,178
   Ratio of Expenses to Average Net Assets     1.85%*(2)    1.83%       1.96%       2.07%     1.96%      2.18%
   Ratio of Net Investment Income to
      Average Net Assets..................     2.60%*       3.10%       3.85%       4.53%     4.31%      4.12%
   Portfolio Turnover Rate(3).............    64.15%       69.89%     149.03%     140.66%   150.54%     18.40%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expense to average net assets after the reduction of expenses paid indirectly was 1.84% for the six months ended June 30, 2003.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(4)  Less than $0.005 per share.

*  Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                                                                   SEPTEMBER 1, 1998
                                                                                                      (INCEPTION
                                           SIX MONTHS                                                  OF CLASS)
                                              ENDED                YEAR ENDED DECEMBER 31,              THROUGH
                                          JUNE 30, 2003  ----------------------------------------     DECEMBER 31,
                                           (UNAUDITED)    2002       2001       2000       1999           1998
                                           -----------    ----       ----       ----       ----           ----

Net Asset Value, Beginning of Period......    $ 5.97     $ 5.72     $ 5.64     $ 5.42     $ 5.92         $ 5.92
                                              ------     ------     ------     ------     ------         ------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income..................      0.11       0.25       0.29       0.31     0.24(3)          0.07
   Net Realized and Unrealized Gains
      (Losses) ...........................     (0.01)      0.25       0.07       0.22      (0.40)          0.02
                                              ------     ------     ------     ------     ------         ------
      Total From Investment Operations....      0.10       0.50       0.36       0.53      (0.16)          0.09
                                              ------     ------     ------     ------     ------         ------
Dividends and Distributions
---------------------------
   Net Investment Income..................     (0.12)     (0.25)     (0.28)     (0.31)     (0.30)         (0.07)
   Return of Capital......................      -          -          -          - (4)     (0.04)         (0.02)
   Distribution in Excess of Net
      Investment Income...................      -          - (4)      -          -          -              -
                                              ------     ------     ------     ------     ------         ------
      Total Dividends and Distributions...     (0.12)     (0.25)     (0.28)     (0.31)     (0.34)         (0.09)
                                              ------     ------     ------     ------     ------         ------
Net Asset Value, End of Period............    $ 5.95     $ 5.97     $ 5.72     $ 5.64     $ 5.42         $ 5.92
                                              ======     ======     ======     ======     ======         ======

Total Return(1)...........................      1.67%      9.05%      6.54%     10.08%     (2.73)%         1.59%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)      $426       $296       $438       $117        $17           $352
   Ratio of Expenses to Average Net Assets      0.85%*     0.88%      0.96%      1.02%      0.92%          1.05%*
   Ratio of Net Investment Income to
       Average Net Assets.................      3.59%*     4.05%      4.85%      5.58%      5.35%          5.25%*
   Portfolio Turnover Rate(2).............     64.15%     69.89%    149.03%    140.66%    150.54%         18.40%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Per share calculations were based on average shares outstanding for the period.

(4)  Less than $0.005 per share.

*  Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT MONEY MARKET FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASSES A, B, C & Y

                                           SIX MONTHS
                                              ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003  -----------------------------------------------------
                                           (UNAUDITED)     2002        2001       2000       1999       1998
                                           -----------     ----        ----       ----       ----       ----
Net Asset Value, Beginning of Period....     $ 1.000     $ 1.000     $ 1.000    $ 1.000    $ 1.000     $ 1.000
                                             -------     -------     -------    -------    -------     -------
Income From Investment Operations
---------------------------------
    Net Investment Income...............        .004        .014        .037       .058       .044        .048

Dividends
---------
    Net Investment Income...............       (.004)      (.014)      (.037)     (.058)     (.044)      (.048)
                                             -------     -------     -------    -------    -------     -------
Net Asset Value, End of Period..........     $ 1.000     $ 1.000     $ 1.000    $ 1.000    $ 1.000     $ 1.000
                                             =======     =======     =======    =======    =======     =======

Total Return(1) ........................        0.38%       1.38%       3.77%      5.91%      4.51%       4.94%
------------

Ratios/Supplemental Data
------------------------
    Net Assets, End of Period
        (000 omitted) ..................    $622,836    $600,912    $505,713   $559,216   $553,977    $514,474
    Ratio of Expenses to Average Net
         Assets ........................        0.59%*      0.59%       0.59%      0.59%      0.61%       0.61%
    Ratio of Net Investment Income to
         Average Net Assets.............        0.76%*      1.35%       3.75%      5.77%      4.52%       4.84%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

*  Annualized
















SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                            SIX MONTHS
                                              ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003  -----------------------------------------------------
                                           (UNAUDITED)     2002        2001       2000       1999       1998
                                           -----------     ----        ----       ----       ----       ----
Net Asset Value, Beginning of Period....     $ 26.72     $ 32.98     $ 36.30     $ 29.07    $ 29.32    $ 25.68
                                             -------     -------     -------     -------    -------    -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income (Loss).........        0.07        0.06       (0.06)      (0.06)      0.11       0.09
   Net Realized and Unrealized Gains
      (Losses) .........................        3.70       (6.32)      (3.26)       9.22      (0.36)      3.55
                                             -------     -------     -------     -------    -------    -------
       Total From Investment Operations.        3.77       (6.26)      (3.32)       9.16      (0.25)      3.64
                                             -------     -------     -------     -------    -------    -------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains....        -           -           -          (1.91)      -          -
   Distribution in Excess of Net
      Realized Gains ...................        -           -           -          (0.02)      -          -
                                             -------     -------     -------     -------    -------    -------
      Total Dividends and Distributions         -           -           -          (1.93)      -          -
                                             -------     -------     -------     -------    -------    -------
Net Asset Value, End of Period..........     $ 30.49     $ 26.72     $ 32.98     $ 36.30    $ 29.07    $ 29.32
                                             =======     =======     =======     =======    =======    =======

Total Return(1).........................       14.11%     (18.98)%     (9.15)%     32.16%     (0.85)%    14.17%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
      (000 omitted) ....................    $441,211    $415,641    $600,540    $637,882   $425,584   $460,799
   Ratio of Expenses to Average Net
      Assets ...........................        1.12%*      1.11%       1.08%       1.05%      1.04%      1.07%(2)
   Ratio of Net Investment Income (Loss)
      to Average Net Assets.............        0.53%*      0.18%      (0.20)%     (0.21)%     0.36%      0.34%
   Portfolio Turnover Rate(3)...........        6.19%      14.88%      17.80%      34.72%     17.55%     11.37%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.06% for 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  -----------------------------------------------------
                                            (UNAUDITED)     2002        2001       2000       1999       1998
                                            -----------     ----        ----       ----       ----       ----
Net Asset Value, Beginning of Period......    $ 25.21     $ 31.39     $ 34.85    $ 28.22    $ 28.71    $ 25.36
                                              -------     -------     -------    -------    -------    -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss....................      (0.05)      (0.21)      (0.33)     (0.31)     (0.16)     (0.12)
   Net Realized and Unrealized Gains
      (Losses) ...........................       3.50       (5.97)      (3.13)      8.87      (0.33)      3.47
                                              -------     -------     -------    -------    -------    -------
      Total From Investment Operations....       3.45       (6.18)      (3.46)      8.56      (0.49)      3.35
                                              -------     -------     -------    -------    -------    -------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains......       -           -           -         (1.91)      -          -
   Distribution in Excess of Net
      Realized Gains .....................       -           -           -         (0.02)      -          -
                                              -------     -------     -------    -------    -------    -------
      Total Dividends and Distributions...       -           -           -         (1.93)      -          -
                                              -------     -------     -------    -------    -------    -------
Net Asset Value, End of Period............    $ 28.66     $ 25.21     $ 31.39    $ 34.85    $ 28.22    $ 28.71
                                              =======     =======     =======    =======    =======    =======

Total Return(1)...........................      13.69%     (19.69)%     (9.93)%    31.00%     (1.71)%    13.21%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)   $276,174    $270,645    $415,607   $447,199   $376,541   $419,145
   Ratio of Expenses to Average Net Assets       2.00%*      1.95%       1.90%      1.95%      1.90%      1.93%(2)
   Ratio of Net Investment Loss to
      Average Net Assets..................      (0.35)%*    (0.66)%     (1.02)%    (1.11)%    (0.50)%    (0.52)%
   Portfolio Turnover Rate(3).............       6.19%      14.88%      17.80%     34.72%     17.55%     11.37%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.92% for 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C


                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  -----------------------------------------------------
                                            (UNAUDITED)     2002        2001       2000       1999       1998
                                            -----------     ----        ----       ----       ----       ----
Net Asset Value, Beginning of Period......     $25.61      $31.88      $35.40     $28.63     $29.12     $25.71
                                               ------      ------      ------     ------     ------     ------
Income  (Loss) From Investment Operations
-----------------------------------------
   Net Investment Loss....................      (0.05)      (0.21)      (0.32)     (0.27)     (0.15)     (0.10)
   Net Realized and Unrealized Gains
      (Losses)............................       3.55       (6.06)      (3.20)      8.97      (0.34)      3.51
                                               ------      ------      ------     ------     ------     ------
      Total From Investment Operations....       3.50       (6.27)      (3.52)      8.70      (0.49)      3.41
                                               ------      ------      ------     ------     ------     ------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains......        -          -           -         (1.91)      -          -
   Distribution in Excess of Net
      Realized Gains .....................        -          -           -         (0.02)      -          -
                                               ------      ------      ------     ------     ------     ------
      Total Dividends and Distributions...        -          -           -         (1.93)      -          -
                                               ------      ------      ------     ------     ------     ------
Net Asset Value, End of Period............     $29.11      $25.61      $31.88     $35.40     $28.63     $29.12
                                               ======      ======      ======     ======     ======     ======

Total Return(1)...........................      13.67%     (19.67)%     (9.94)%    31.04%     (1.68)%    13.26%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)    $95,687     $94,557    $145,817   $142,081    $89,128    $92,513
   Ratio of Expenses to Average Net Assets       2.01%*      1.96%       1.90%      1.93%      1.89%      1.91%
   Ratio of Net Investment Loss to
      Average Net Assets..................      (0.36)%*    (0.67)%     (1.02)%    (1.09)%    (0.49)%    (0.51)%
   Portfolio Turnover Rate(2).............       6.19%      14.88%      17.80%     34.72%     17.55%     11.37%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  ----------------------------------------------------
                                            (UNAUDITED)     2002        2001       2000       1999     1998
                                            -----------     ----        ----       ----       ----     ----
Net Asset Value, Beginning of Period.....     $ 27.00     $ 33.27     $ 36.56    $ 29.21    $ 29.40   $ 25.66
                                              -------     -------     -------    -------    -------   -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income (Loss)..........        0.11        0.14        -   (4)   (0.01)      0.20      0.14
   Net Realized and Unrealized Gains
      (Losses) ..........................        3.74       (6.41)      (3.29)      9.29      (0.39)     3.60
                                              -------     -------     -------    -------    -------   -------
      Total From Investment Operations...        3.85       (6.27)      (3.29)      9.28      (0.19)     3.74
                                              -------     -------     -------    -------    -------   -------
Dividends and Distributions
---------------------------
   Distributions from Realized Gains.....        -           -           -         (1.91)      -         -
   Distribution in Excess of Net
      Realized Gains ....................        -           -           -         (0.02)      -         -
                                              -------     -------     -------    -------    -------   -------
       Total Dividends and Distributions.        -           -           -         (1.93)      -         -
                                              -------     -------     -------    -------    -------   -------
Net Asset Value, End of Period...........     $ 30.85     $ 27.00     $ 33.27    $ 36.56    $ 29.21   $ 29.40
                                              =======     =======     =======    =======    =======   =======

Total Return(1)..........................       14.26%     (18.85)%     (9.00)%    32.42%     (0.65)%   14.58%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
      (000 omitted) .....................     $11,411     $12,727     $23,266    $22,394     $8,260   $10,453
   Ratio of Expenses to Average
      Net Assets ........................        0.93%*      0.88%       0.87%      0.89%      0.86%     0.83%(2)
   Ratio of Net Investment Income (Loss)
      to Average Net Assets..............        0.72%*      0.41%       0.01%     (0.05)%     0.54%     0.58%
   Portfolio Turnover Rate(3)............        6.19%      14.88%      17.80%     34.72%     17.55%    11.37%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 0.82% for 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(4)  Less than $0.005 per share.

*    Annualized



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  ----------------------------------------------------
                                            (UNAUDITED)     2002        2001       2000       1999     1998
                                            -----------     ----        ----       ----       ----     ----
Net Asset Value, Beginning of Period.....      $ 20.30     $ 21.36    $ 23.96    $ 25.21    $ 23.76   $ 25.26
                                               -------     -------    -------    -------    -------   -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.................         0.38        0.80       0.76       0.80       0.77      0.77
   Net Realized and Unrealized Gains
      (Losses) ..........................         2.35       (1.06)     (2.57)     (1.01)      2.22     (1.23)
                                               -------     -------    -------    -------    -------   -------
      Total From Investment Operations...         2.73       (0.26)     (1.81)     (0.21)      2.99     (0.46)
                                               -------     -------    -------    -------    -------   -------
Dividends and Distributions
---------------------------
   Net Investment Income.................        (0.20)      (0.80)     (0.76)     (0.83)     (0.76)    (0.76)
   Distributions from Realized Gains.....         -           -          -         (0.19)     (0.77)    (0.27)
   Return of Capital.....................         -           -         (0.03)     (0.02)     (0.01)    (0.01)
                                               -------     -------    -------    -------    -------   -------
      Total Dividends and Distributions..        (0.20)      (0.80)     (0.79)     (1.04)     (1.54)    (1.04)
                                               -------     -------    -------    -------    -------   -------
Net Asset Value, End of Period...........      $ 22.83     $ 20.30    $ 21.36    $ 23.96    $ 25.21   $ 23.76
                                               =======     =======    =======    =======    =======   =======

Total Return(1)..........................        13.54%      (1.21)%    (7.56)%    (0.97)%    12.97%    (1.79)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
      (000 omitted) .....................      $98,254     $80,751    $89,077   $102,702   $117,308  $132,856
   Ratio of Expenses to Average
      Net Assets ........................         1.10%*      1.09%      1.09%      1.07%      1.12%     1.16%(2)
   Ratio of Net Investment Income to
      Average  Net Assets................         3.62%*      3.69%      3.31%      3.02%      2.99%     3.27%
   Portfolio Turnover Rate(3)............         2.88%      34.26%     20.38%     24.50%     32.99%    14.43%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.15% for 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized










SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND

================================================================================



    The following financial information represents selected data for each share of capital stock outstanding throughout each period:


CLASS B

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  ----------------------------------------------------
                                            (UNAUDITED)     2002        2001        2000       1999      1998
                                            -----------     ----        ----        ----       ----      ----
Net Asset Value, Beginning of Period.....     $ 20.13     $ 21.16     $ 23.74     $ 24.98    $ 23.55    $ 25.03
                                              -------     -------     -------     -------    -------    -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.................        0.28        0.60        0.54        0.55       0.53       0.56
   Net Realized and Unrealized Gains
      (Losses) ..........................        2.31       (1.03)      (2.55)      (0.99)      2.22      (1.22)
                                              -------     -------     -------     -------    -------    -------
      Total From Investment Operations...        2.59       (0.43)      (2.01)      (0.44)      2.75      (0.66)
                                              -------     -------     -------     -------    -------    -------
Dividends and Distributions
---------------------------
   Net Investment Income.................       (0.15)      (0.60)      (0.54)      (0.59)     (0.54)     (0.54)
   Distributions from Realized Gains.....        -           -           -          (0.19)     (0.77)     (0.27)
   Return of Capital.....................        -           -          (0.03)      (0.02)     (0.01)     (0.01)
                                              -------     -------     -------     -------    -------    -------
      Total Dividends and Distributions..       (0.15)      (0.60)      (0.57)      (0.80)     (1.32)     (0.82)
                                              -------     -------     -------     -------    -------    -------
Net Asset Value, End of Period...........     $ 22.57     $ 20.13     $ 21.16     $ 23.74    $ 24.98    $ 23.55
                                              =======     =======     =======     =======    =======    =======

Total Return(1)..........................       12.95%      (2.01)%     (8.47)%     (1.86)%    12.01%     (2.62)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
      (000 omitted)......................     $65,560     $53,326     $57,692     $71,789    $86,623    $90,827
   Ratio of Expenses to Average Net
      Assets ............................        2.05%*      2.03%       2.01%(2)    2.02%(2)   2.01%      2.04%(2)
   Ratio of Net Investment Income to
      Average Net Assets.................        2.67%*      2.75%       2.40%       2.08%      2.10%      2.39%
   Portfolio Turnover Rate(3)............        2.88%      34.26%      20.38%      24.50%     32.99%     14.43%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.00%, 2.01% and 2.03% for 2001, 2000 and 1998,
     respectively.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND

================================================================================


    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  ----------------------------------------------------
                                            (UNAUDITED)     2002        2001      2000       1999      1998
                                            -----------     ----        ----      ----       ----      ----
Net Asset Value, Beginning of Period....      $ 20.40     $ 21.45     $ 24.06   $ 25.31    $ 23.86   $ 25.36
                                              -------     -------     -------   -------    -------   -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income................         0.28        0.61        0.55      0.56       0.55      0.59
   Net Realized and Unrealized Gains
      (Losses) .........................         2.35       (1.05)      (2.58)    (1.00)      2.23     (1.26)
                                              -------     -------     -------   -------    -------   -------
      Total From Investment operations           2.63       (0.44)      (2.03)    (0.44)      2.78     (0.67)
                                              -------     -------     -------   -------    -------   -------
Dividends and Distributions
---------------------------
   Net Investment Income................        (0.15)      (0.61)      (0.55)    (0.60)     (0.55)    (0.55)
   Distributions from Realized Gains....         -           -           -        (0.19)     (0.77)    (0.27)
   Return of Capital....................         -           -          (0.03)    (0.02)     (0.01)    (0.01)
                                              -------     -------     -------   -------    -------   -------
      Total Dividends and Distributions.        (0.15)      (0.61)      (0.58)    (0.81)     (1.33)    (0.83)
                                              -------     -------     -------   -------    -------   -------
Net Asset Value, End of Period..........      $ 22.88     $ 20.40     $ 21.45   $ 24.06    $ 25.31   $ 23.86
                                              =======     =======     =======   =======    =======   =======

Total Return(1).........................        12.98%      (2.04)%     (8.44)%   (1.83)%    11.98%    (2.61)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
     (000 omitted)......................      $20,959     $14,428     $12,717   $15,983    $18,936   $26,406
   Ratio of Expenses to Average Net
      Assets............................         2.04%*      2.05%(2)    2.02%     2.01%(2)   2.01%     2.03%(2)
   Ratio of Net Investment Income to
      Average Net Assets................         2.68%*      2.74%       2.38%     2.09%      2.10%     2.40%
   Portfolio Turnover Rate(3)...........         2.88%      34.26%      20.38%    24.50%     32.99%    14.43%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.04%, 2.00% and 2.02% for 2002, 2000 and 1998,
     respectively.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  ----------------------------------------------------
                                            (UNAUDITED)     2002       2001        2000       1999      1998
                                            -----------     ----       ----        ----       ----      ----
Net Asset Value, Beginning of Period....     $ 20.38     $ 21.43     $ 24.05     $ 25.29    $ 23.84    $ 25.34
                                             -------     -------     -------     -------    -------    -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income................        0.40        0.84        0.82        0.86       0.82       0.89
   Net Realized and Unrealized Gains
      (Losses)..........................        2.35       (1.05)      (2.61)      (1.00)      2.25      (1.27)
                                             -------     -------     -------     -------    -------    -------
       Total From Investment Operations.        2.75       (0.21)      (1.79)      (0.14)      3.07      (0.38)
                                             -------     -------     -------     -------    -------    -------
Dividends and Distributions
---------------------------
   Net Investment Income................       (0.21)      (0.84)      (0.82)      (0.89)     (0.84)     (0.85)
   Distributions from Realized Gains....        -           -           -          (0.19)     (0.77)     (0.27)
   Return of Capital....................        -           -          (0.01)      (0.02)     (0.01)      -
                                             -------     -------     -------     -------    -------    -------
       Total Dividends and Distributions       (0.21)      (0.84)      (0.83)      (1.10)     (1.62)     (1.12)
                                             -------     -------     -------     -------    -------    -------
Net Asset Value, End of Period..........     $ 22.92     $ 20.38     $ 21.43     $ 24.05    $ 25.29    $ 23.84
                                             =======     =======     =======     =======    =======    =======

Total Return(1).........................       13.60%      (0.96)%     (7.43)%     (0.70)%     13.30%    (1.46)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
      (000 omitted).....................     $23,318     $19,445     $20,865     $28,865     $33,221   $30,536
   Ratio of Expenses to Average Net
      Assets ...........................        0.89%*      0.88%       0.88%       0.88%(2)    0.87%     0.86%(2)
   Ratio of Net Investment Income to
      Average Net Assets................        3.83%*      3.90%       3.52%       3.22%       3.24%     3.57%
   Portfolio Turnover Rate(3)...........        2.88%      34.26%      20.38%      24.50%      32.99%    14.43%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 0.87% and 0.85% for 2000 and 1998, respectively.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  ----------------------------------------------------
                                            (UNAUDITED)     2002        2001      2000        1999      1998
                                            -----------     ----        ----      ----        ----      ----
Net Asset Value, Beginning of Period......    $ 22.79     $ 22.29     $ 22.06    $ 18.27    $ 20.73    $ 25.41
                                              -------     -------     -------    -------    -------    -------
Income (Loss) From Investment  Operations
-----------------------------------------
   Net Investment Income..................       0.51        0.82        0.77       0.75       0.78       0.74
   Net Realized and Unrealized Gains
      (Losses) ...........................       2.79        0.50        0.45       3.88      (2.32)     (4.65)
                                              -------     -------     -------    -------    -------    -------
      Total From  Investment Operations...       3.30        1.32        1.22       4.63      (1.54)     (3.91)
                                              -------     -------     -------    -------    -------    -------
Dividends and Distributions
---------------------------
   Net Investment Income..................      (0.20)      (0.82)      (0.77)     (0.75)     (0.78)     (0.74)
   Distribution in Excess of Net
      Investment Income ..................        -           -         (0.22)     (0.09)     (0.14)     (0.03)
                                              -------     -------     -------    -------    -------    -------
      Total Dividends and Distributions...      (0.20)      (0.82)      (0.99)     (0.84)     (0.92)     (0.77)
                                              -------     -------     -------    -------    -------    -------
Net Asset Value, End of Period............    $ 25.89     $ 22.79     $ 22.29    $ 22.06    $ 18.27    $ 20.73
                                              =======     =======     =======    =======    =======    =======

Total Return(1)...........................      14.56%       5.89%       5.66%     25.76%     (7.55)%   (15.56)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
      (000 omitted) ......................   $152,317    $143,585    $167,043   $176,123   $147,835   $198,328
   Ratio of Expenses to Average Net
      Assets..............................       1.27%*      1.28%       1.19%      1.17%(2)   1.21%      1.21%
   Ratio of Net Investment Income to
      Average Net Assets..................       4.31%*      3.17%       3.41%      3.76%      3.82%      3.40%
   Portfolio Turnover Rate(3).............      10.39%      52.57%      34.91%     17.68%     52.22%     19.14%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.16% for 2000.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  ----------------------------------------------------
                                            (UNAUDITED)     2002       2001      2000       1999       1998
                                            -----------     ----       ----      ----       ----       ----
Net Asset Value, Beginning of Period........   $ 22.71    $ 22.21    $ 21.99    $ 18.21    $ 20.67    $ 25.32
                                               -------    -------    -------    -------    -------    -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income....................      0.42       0.65       0.56       0.58       0.61       0.56
   Net Realized and Unrealized Gains
      (Losses) .............................      2.78       0.50       0.45       3.87      (2.32)     (4.63)
                                               -------    -------    -------    -------    -------    -------
      Total From Investment Operations......      3.20       1.15       1.01       4.45      (1.71)     (4.07)
                                               -------    -------    -------    -------    -------    -------
Dividends and Distributions
---------------------------
   Net Investment Income....................     (0.16)     (0.65)     (0.56)     (0.58)     (0.61)     (0.56)
   Distributions in Excess of Net
      Investment Income ....................      -          -         (0.23)     (0.09)     (0.14)     (0.02)
                                               -------    -------    -------    -------    -------    -------
      Total Dividends and Distributions.....     (0.16)     (0.65)     (0.79)     (0.67)     (0.75)     (0.58)
                                               -------    -------    -------    -------    -------    -------
Net Asset Value, End of Period..............   $ 25.75    $ 22.71    $ 22.21    $ 21.99    $ 18.21    $ 20.67
                                               =======    =======    =======    =======    =======    =======

Total Return(1).............................     14.15%      5.13%      4.70%     24.74%     (8.37)%   (16.21)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)..   $97,139    $91,740    $87,899    $90,417    $93,585   $143,993
   Ratio of Expenses to Average Net Assets..      2.02%*     2.00%      1.99%      2.11%      2.06%      2.02%
   Ratio of Net Investment Income to
      Average Net Assets....................      3.56%*     2.45%      2.61%      2.81%      2.97%      2.59%
   Portfolio Turnover Rate(2)...............     10.39%     52.57%     34.91%     17.68%     52.22%     19.14%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized












SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND

================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                   SIX MONTHS
                                                     ENDED                    YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2003 ----------------------------------------------------
                                                  (UNAUDITED)    2002       2001      2000       1999      1998
                                                  -----------    ----       ----      ----       ----      ----
Net Asset Value, Beginning of Period.............   $ 22.87    $ 22.37    $ 22.14   $ 18.34    $ 20.81   $ 25.49
                                                    -------    -------    -------   -------    -------   -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................      0.42       0.65       0.56      0.58       0.61      0.53
   Net Realized and Unrealized Gains (Losses)....      2.81       0.50       0.47      3.89      (2.33)    (4.62)
                                                    -------    -------    -------   -------    -------   -------
      Total From Investment Operations...........      3.23       1.15       1.03      4.47      (1.72)    (4.09)
                                                    -------    -------    -------   -------    -------   -------
Dividends and Distributions
---------------------------
   Net Investment Income.........................     (0.16)     (0.65)     (0.56)    (0.58)     (0.61)    (0.53)
   Distributions in Excess of Net Investment
      Income ....................................         -          -      (0.24)    (0.09)     (0.14)    (0.06)
                                                    -------    -------    -------   -------    -------   -------
      Total Dividends and Distributions..........     (0.16)     (0.65)     (0.80)    (0.67)     (0.75)    (0.59)
                                                    -------    -------    -------   -------    -------   -------
Net Asset Value, End of Period...................   $ 25.94    $ 22.87    $ 22.37   $ 22.14    $ 18.34   $ 20.81
                                                    =======    =======    =======   =======    =======   =======

Total Return(1)..................................     14.19%      5.11%      4.75%    24.71%     (8.34)%  (16.20)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted).......   $43,617    $38,299    $39,165   $36,084    $29,952   $34,336
   Ratio of Expenses to Average Net Assets.......      1.99%*     1.97%     1.97%(2)   2.03%(2)   2.01%     2.02%
   Ratio of Net Investment Income to Average Net
      Assets.....................................      3.59%*     2.48%      2.64%     2.90%      3.02%     2.59%
   Portfolio Turnover Rate(3)....................     10.39%     52.57%     34.91%    17.68%     52.22%    19.14%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.96% and 2.02% for 2001 and 2000, respectively.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  ----------------------------------------------------
                                            (UNAUDITED)     2002       2001      2000       1999      1998
                                            -----------     ----       ----      ----       ----      ----
Net Asset Value, Beginning of Period........   $ 22.93    $ 22.42    $ 22.20    $ 18.38   $ 20.86   $ 25.56
                                               -------    -------    -------    -------   -------   -------
Income (Loss) From Investment  Operations
-----------------------------------------
   Net Investment Income....................      0.56       0.91       0.85       0.83      0.80      0.83
   Net Realized and Unrealized Gains
      (Losses) .............................      2.82       0.51       0.44       3.91     (2.28)    (4.67)
                                               -------    -------    -------    -------   -------   -------
      Total From Investment Operations......      3.38       1.42       1.29       4.74     (1.48)    (3.84)
                                               -------    -------    -------    -------   -------   -------
Dividends and Distributions
---------------------------
   Net Investment Income....................     (0.23)     (0.91)     (0.85)     (0.83)    (0.86)    (0.83)
   Distribution in Excess of Net Investment
      Income ...............................      -          -         (0.22)     (0.09)    (0.14)    (0.03)
                                               -------    -------    -------    -------   -------   -------
      Total Dividends and Distributions......    (0.23)     (0.91)     (1.07)     (0.92)    (1.00)    (0.86)
                                               -------    -------    -------    -------   -------   -------
Net Asset Value, End of Period..............   $ 26.08    $ 22.93    $ 22.42    $ 22.20   $ 18.38   $ 20.86
                                               =======    =======    =======    =======   =======   =======

Total Return(1).............................     14.81%      6.33%      5.95%     26.24%    (7.21)%  (15.20)%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period (000 omitted)..   $44,741    $39,456    $39,203    $43,432   $43,136   $37,054
   Ratio of Expenses to Average Net Assets..      0.86%*     0.84%      0.85%      0.89%     0.85%     0.83%(2)
   Ratio of Net Investment Income to
      Average Net Assets....................      4.72%*     3.61%      3.75%      4.03%     4.18%     3.79%
   Portfolio Turnover Rate(3)...............     10.39%     52.57%     34.91%     17.68%    52.22%    19.14%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 0.82% for 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*   Annualized







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
================================================================================
Tucson, Arizona 85706


                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
WESLEY E.          Director         director       President of Bass &              11           none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                  11           Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                          Trust (real estate investment
                                                   Return Fund, LLP; Of                          trust), Legg Mason Trust
                                                   Counsel to Gordon,                            (asset management company)
                                                   Feinblatt, Rothman,                           and Rodney Trust Company
                                                   Hoffberger and                                (Delaware); Trustee, College
                                                   Hollander, LLC (law                           of Notre Dame of Maryland,
                                                   firm).                                        McDonogh School and other
                                                                                                 public charities, private
                                                                                                 foundations and businesses.

JERRY D. GEIST     Director         director       Chairman, Santa Fe               11           Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                            (engineering); Member,
                                                   (energy project                               Investment Committee for
                                                   development); Retired                         Microgeneration Technology
                                                   Chairman and                                  Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                      11           Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                                (semi-conductor
                                                   (semi-conductor                                 manufacturer), Cirrus Logic
                                                   manufacturer).                                  Corp. (semi-conductor
                                                                                                   manufacturer), Alliance
                                                                                                   Technology Fund (a mutual
                                                                                                   fund), Micro Component
                                                                                                   Technology, Inc.
                                                                                                   (micro-circuit handling and
                                                                                                   testing equipment
                                                                                                   manufacturer), Novellus
                                                                                                   Systems, Inc. (semi-conductor
                                                                                                   manufacturer) and
                                                                                                   LogicVision, Inc.
                                                                                                   (semi-conductor software
                                                                                                   company).

G. BERNARD         Director         director       Managing General                   11           none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad                11           none
MORGENTHAU                          since 2002     Capital Management (an
(born 3/22/57)                                     investment management
                                                   firm) since June 2002;
                                                   President of Asset Management
                                                   Group of Bank of America (an
                                                   investment management firm)
                                                   from 2001 until 2002; prior
                                                   to that a managing director
                                                   and global head of marketing
                                                   and distribution for Lazard
                                                   Asset Management (an
                                                   investment management firm)
                                                   for ten years.


THEODORE B.        Director         director       Chairman John Hassall,             11           Mayor of the Incorporated
SMITH, JR.                          since 2001     Inc. (fastener                                  Village of Mill Neck.
(born 12/23/32)                                    manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR        DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of                 11          none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                     15          Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                            Funds (consisting of four
                                                   Financial Officer of                           portfolios) since 1996;
                                                   Equity Office                                  Director, Modine
                                                   Properties Trust (a                            Manufacturing, Inc. (heat
                                                   real estate investment                         transfer technology);
                                                   trust); Former Chief                           Director, Chicago Bridge &
                                                   Administrative Officer                         Iron Company, N.V.
                                                   of Crate & Barrel                              (industrial construction and
                                                   (home furnishings                              engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of             11          Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                               Funds six portfolios (mutual
                                                   Chairman of U.S.                               fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice                  15           Director of the Selected
(born 6/25/63)                      since 1997     President of each                               Funds (consisting of four
                                                   Davis Fund and                                  portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                     15          Director of the Selected
DAVIS                               since 1997     Officer, President or                           Funds (consisting of four
(born 7/13/65)                                     Vice President of each                          portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                 (This page has been left blank intentionally.)

                               DAVIS SERIES, INC.
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

     DIRECTORS                              OFFICERS
Wesley E. Bass, Jr.           Jeremy H. Biggs
Jeremy H. Biggs                 Chairman
Marc P. Blum                  Andrew A. Davis
Andrew A. Davis                 President - Davis Appreciation & Income Fund,
Christopher C. Davis            Davis Real Estate Fund &
Jerry D. Geist                  Vice President - Davis Opportunity Fund,
D. James Guzy                   Davis Government Bond Fund,
G. Bernard Hamilton             Davis Government Money Market Fund,
Robert P. Morgenthau            Davis Financial Fund
Theodore B. Smith, Jr.        Christopher C. Davis
Christian R. Sonne              President - Davis Opportunity Fund,
Marsha Williams                 Davis Financial Fund &
                                Vice President - Davis Government Bond Fund,
                                Davis Government Money Market Fund,
                                Davis Appreciation & Income Fund &
                                Davis Real Estate Fund
                              Creston A. King
                                President - Davis Government Money Market Fund &
                                Davis Government Bond Fund
                              Kenneth C. Eich
                                Executive Vice President &
                                Principal Executive Officer
                              Sharra L. Reed
                                Vice President, Treasurer
                                & Principal Accounting Officer
                              Thomas D. Tays
                                Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum LLC
111 E. Wacker Drive, Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202


================================================================================
FOR MORE INFORMATION ABOUT DAVIS SERIES, INC. INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUNDS WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

[DAVIS FUNDS LOGO]
OVER 30 YEARS OF RELIABLE INVESTING (R)



DAVIS ADVISORS
2949 EAST ELVIRA ROAD, SUITE 101
TUCSON, AZ 85706
800-279-0279
WWW.DAVISFUNDS.COM


Item 2.  Code of Ethics - Not Required

Item 3.  Audit Committee Financial Expert - Not Required

Item 4.  Principal Accountant Fees and Services - Not Required

Item 5.  Audit Committee of Listed Registrants - Not Required

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Polices and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

	 (a) The registrant's principal executive officer and principal financial have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. Exhibits

	 (a) Code of Ethics - Not Required
	 (b) Sections 302 and 906 certifications of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 29, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 29, 2003

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  August 29, 2003